                                                               File Nos. 2-30164
                                                                        811-1680
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|
      Pre-Effective Amendment No. ____                                       |_|
      Post-Effective Amendment No. 42                                        |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 42                                                       |X|


      FIRST VARIABLE ANNUITY FUND A
      -----------------------------
      (Exact Name of Registrant)

      FIRST VARIABLE LIFE INSURANCE COMPANY
      -------------------------------------
      (Name of Depositor)

      10 Post Office Square, 12th Floor
      Boston, MA                                                        02109
      ----------------------------------------------------              -----
      (Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's telephone number including area code:                 (617) 457-6700

      Name and Address of Agent for Service
      -------------------------------------
          Arnold R. Bergman
          Vice President - Legal and Administration
          First Variable Life Insurance Company
          10 Post Office Square, 12th Floor
          Boston, MA 02109

Copies to:
          Lynn K. Stone, Esq.
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


          ___ immediately upon filing pursuant to paragraph (b) of Rule 485
           X  on May 1, 1997 pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ___ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

      _______ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for its most recent fiscal year on or about February 27, 1997.

                          FIRST VARIABLE ANNUITY FUND A
                              CROSS REFERENCE SHEET
                            (Pursuant to Rule 495(a))

Item No. in
Form N-4                                            Location
--------                                            --------

PART A
------
Item  1.  Cover Page................................Cover Page
Item  2.  Definitions...............................Definitions
Item  3.  Synopsis .................................Prospectus Summary;
                                                    Expense Information
Item  4.  Condensed Financial Information ..........Expense Information
Item  5.  General Description of Registrant,
             Depositors and Portfolio Companies ....The Company; Fund A
                                                    and the Investment Options
Item  6.  Deductions                                Deductions and Expenses
                                                    of the Policies; Fund A
                                                    and the Investment Options
Item  7.  General Description of Variable
             Annuity Contracts......................The Policies
Item  8.  Annuity Period............................Annuity Period
Item  9.  Death Benefit ............................Death Benefit
Item 10.  Purchases and Contract Value .............Accumulation Period
Item 11.  Redemptions...............................Accumulation Period
Item 12.  Taxes.....................................Federal Tax
               .....................................Considerations
Item 13.  Legal Proceedings.........................Legal Proceedings
Item 14.  Table of Contents of Statement of
             Additional Information.................Table of Contents of
                                                    Statement of Additional
                                                    Information

PART B
------
Item 15.  Cover Page................................Cover Page
Item 16.  Table of Contents.........................Table of Contents
Item 17.  General Information and History...........General Information and
                   .................................History


Item 18.  Services .................................Independent Auditors;
                   .................................Custody of Assets;


Item 19   Purchase of Securities Being Offered......The Policies (Part A)
Item 20   Underwriters..............................Underwriter
Item 21   Calculation of Performance Data...........Not Applicable
Item 22.  Annuity Payment...........................Annuity Period (Part A)
Item 23.  Financial Statements .....................Financial Statements

PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

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                                     PART A

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[LOGO OF FIRST VARIABLE LIFE INSURANCE COMPANY]


                           SUPPLEMENT DATED MAY__,1997
                                       TO
                          FIRST VARIABLE ANNUITY FUND A
                                   PROSPECTUS
                                DATED MAY 1, 1997

--------------------------------------------------------------------------------

This Supplement contains additional information on variable annuity policies ("Policies") previously issued by First Variable Life Insurance Company (the "Company") and funded in First Variable Annuity Fund A ("Fund A"). The Policies described in this supplement have deductions and expenses that differ from those described in the Prospectus for variable annuity policies issued to the State of Arkansas Deferred Compensation Plan.

The Policies described below were issued either to: (a) Qualified Plans; (b) Separately Administered Plans; or (c) Plans other than Qualified Plans, or Separately Administered Plans ("Other Plans"). "Separately Administered Plans" mean: Individual retirement plans created pursuant to the provisions of the Self-Employed Individual Retirement Act of 1962 (H.R. 10 Plans) or Section 401 of the Code which meet all of the following criteria: (1) purchases of the Policies involve little or no selling effort on the part of the distributor of the Policies; (2) all legal, accounting, actuarial, administrative and reporting services required by such plans for purposes of compliance with the Employee Retirement Income Security Act of 1974 ("ERISA") are provided by persons other than Fund A or the Company; (3) persons providing such services are in no way compensated by sales commissions from Fund A, the Company or the distributor of the Policies; and (4) the person responsible for the plan's compliance with ERISA provides the Company annually with a letter of assurance that all required plan services will be provided by persons other than Fund A, the Company or the distributor of the Policies and that Fund A, the Company and the distributor of the Policies have not provided any services to the plan.

                               EXPENSE INFORMATION

The purpose of the following tables is to assist Owners of the Policies in understanding the various costs and expenses of the Policies, based on expenses incurred during the fiscal year ended December 31, 1996. These charges and expenses differ from those described in the Prospectus with respect to variable annuity policies issued to the State of Arkansas Deferred Compensation Plan. See the Prospectus for information on expenses for the Investment Options. Premium taxes may be imposed by various jurisdictions and are not reflected in the tables. The Examples should not be considered representations of past or future expenses or returns, and actual expenses or returns may be greater or less than those shown. For more information, see "DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS" and "ACCUMULATION PERIOD" in the Prospectus, and also see the prospectuses for the Investment Options.

           Qualified Plans (Other than Separately Administered Plans)


     Contract Owner Transaction Expenses

     Maximum Sales Load Imposed on Purchases
       (as a percentage of Purchase Payments)                            5%
     Deferred Sales Load...........................................     NONE
     Surrender Fee.................................................     NONE
     Exchange Fee..................................................     NONE

     Separate Account (Fund A) Annual Expenses
       (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................     1.00%
                                                                        -----

     Total Fund A Annual Expenses..................................     1.00%

  Examples - Qualified Plans (Other than Separately Administered Plans)

You would pay the following expenses on a $1,000 investment at the end of the applicable time period, assuming 5% annual return on assets:

           Investment Option            1 Yr.     3 Yrs.     5 Yrs.     10 Yrs.
           -----------------            -----     ------     ------     -------
           Growth  (1)                   $71       $115       $162       $290
           Growth & Income               $72       $118       $166       $298
           High Income Bond              $71       $116       $163       $293
           Matrix Equity (2)             $71       $115       $161       $288
           Multiple Strategies           $71       $116       $163       $293
           Prime Money Fund II           $68       $104       $143       $252
           Small Cap Growth (3)          $73       $120       $171       $307
           U.S. Government Bond          $68       $106       $146       $258
           World Equity                  $71       $116       $163       $293

(1)   Prior to May 1, 1997, this Investment Option was known as "Common Stock."
(2)   Prior to May 1, 1997, this Investment Option was known as "Tilt Utility."
(3)   Prior to May 1, 1997, this Investment Option was known as "Small Cap."

                          Separately Administered Plans

     Contract Owner Transaction Expenses

     Maximum Sales Load Imposed on Purchases
       (as a percentage of Purchase Payments)                           NONE
     Deferred Sales Load...........................................     NONE
     Surrender Fee.................................................     NONE *
     Exchange Fee..................................................     NONE
     Purchase Payment Processing Fee...............................     NONE**

     Separate Account (Fund A) Annual Expenses
       (as a percentage of average account value)
     Mortality and Expense Risk Fees...............................     1.00%
                                                                        ----

     Total Fund A Annual Expenses..................................     1.00%

----------
* A Termination Charge of 2% of the Accumulation Value of a Policy will be imposed if the Owner of a Separately Administered Plan transfers the Accumulation Value of such Separately Administered Plan to a funding medium not issued or maintained by the Company or its affiliates.

**   No processing fee is currently imposed, but the Company reserves the right to impose a $5 Processing fee on each Purchase Payment, after the initial Purchase Payment, that may be received in connection with Policies for Separately Administered Plans.

   Examples - Separately Administered Plans

An Owner would pay the following expenses on a $1,000 investment in a Policy, assuming a 5% annual return on assets and allocation of 100% of Purchase Payments to the Portfolio shown:

      a) upon a surrender at the end of each time period for which a Termination Charge is assessed;
      b) if the Contract is not surrendered, or upon a surrender for which no Termination Charge is assessed.

      Investment Option               1 Yr.     3 Yrs.     5 Yrs.  10 Yrs.
      -----------------               -----     ------     ------  -------
      Growth                   a)      $41       $88        $138     $276
                               b)      $22       $69        $118     $252
      Growth  & Income         a)      $42       $91        $142     $284
                               b)      $23       $71        $122     $261
      High Income Bond         a)      $41       $89        $140     $279
                               b)      $23       $70        $119     $255
      Matrix Equity            a)      $41       $88        $137     $274
                               b)      $22       $68        $117     $250
      Multiple Strategies      a)      $41       $89        $140     $279
                               b)      $23       $70        $119     $255
      Prime Money Fund II      a)      $37       $77        $119     $238
                               b)      $18       $57        $98      $213
      Small Cap Growth         a)      $43       $94        $147     $294
                               b)      $24       $74        $127     $271
      U.S. Government Bond     a)      $38       $78        $122     $243
                               b)      $19       $59        $101     $218
      World Equity             a)      $41       $89        $140     $279
                               b)      $23       $70        $119     $255

                                   Other Plans

      Contract Owner Transaction Expenses

      Maximum Sales Load Imposed on Purchases
        (as a percentage of Purchase Payments)                          7.00%
      Deferred Sales Load..........................................     NONE
      Surrender Fee................................................     NONE
      Exchange Fee.................................................     NONE

      Separate Account (Fund A) Annual Expenses
         (as a percentage of average account value)
      Mortality and Expense Risk Fees..............................     1.00%
                                                                        ----
      Total Fund A Annual Expenses.................................     1.00%

   Examples - Other Plans (Plans other than Qualified Plans and Separately Administered Plans)

You would pay the following expenses on a $1,000 investment at the end of the applicable time period, assuming a 5% annual return on assets:

      Investment Option          1 Yr.      3 Yrs.     5 Yrs.      10 Yrs.
      -----------------          -----      ------     ------      -------
      Growth                      $91        $134       $179        $305
      Growth & Income             $91        $136       $183        $312
      High Income Bond            $91        $135       $181        $308
      Matrix Equity               $90        $133       $178        $303
      Multiple Strategies         $91        $135       $181        $308
      Prime Money Fund II         $87        $123       $161        $268
      Small Cap Growth            $92        $139       $188        $322
      U.S. Government Bond        $88        $125       $164        $273
      World Equity                $91        $135       $181        $308

Deductions and Expenses of the Policies

All deductions and expenses related to the Policies are described below. See the Prospectus for information on additional charges and expenses of Fund A and the Investment Options.

Sales Charge. A Sales Charge is deducted from the Purchase Payments for a Policy as follows:

                                                  Percentage of    Percentage of
      Type of Policy Subject                         Purchase       Net Amount
      to Sales Charge                                Payment         Invested
      ---------------                                -------         --------
      Qualified Plans (other than Separately
        Administered Plans)......................          5%            5.26%
      Separately Administered Plans..............          0%               0%
      Other Plans................................          7%            7.53%

Policy Issue Fee. A charge of $25 is deducted from the initial Purchase Payment for each Policy issued under a Separately Administered Plan. The charge is intended to cover a portion of the Company's costs in establishing records reflecting ownership of the Policy and in issuing the Policy.

Charge for Premium Taxes. Various jurisdictions impose a premium tax (currently ranging, where imposed, from 0.5% to a maximum of 4.0%) on annuity premiums received by life insurance companies. The Company may charge a Policy for the amount of any premium tax levied at the time Purchase Payments are received, or, if not previously deducted, as follows: (i) at its Annuity Commencement Date;
(ii) in the event of the death of the Annuitant or the Owner prior to the Annuity Commencement Date; (iii) in the event of a partial or total withdrawal; or (iv) when payable by the Company.

Purchase Payment Processing Fee. Although no fee is currently imposed, the Company may, in the future, impose a charge of $5 on each Purchase Payment, after the initial Purchase Payment, received in connection with Policies for Separately Administered Plans. This charge would be to reimburse the Company for a portion of its administrative expenses incurred in processing such payments.

Charge for Partial and Total Withdrawals. The Accumulation Value of a Policy may be withdrawn at any time during the Accumulation Period. However, a Termination Charge of 2% of the Accumulation Value of such Policy will be imposed if the Owner of a Separately Administered Plan transfers the Accumulation Value of such Separately Administered Plan to any funding medium which is not issued or maintained by the Company or its affiliates.

For example, if the Owner requests a $1,000.00 withdrawal and the Termination Charge is two percent of the full amount deducted from the Accumulation Value of the Policy, $1,020.41 will be the total reduction in the Accumulation Value of the Policy, with $1,000.00 paid to the Policy Owner and $20.41 paid to the Company.

For a discussion of the tax consequences associated with certain withdrawals, see "FEDERAL TAX CONSIDERATIONS" in the Prospectus. The Termination Charge is not imposed upon annuitization of the Policy at the Annuity Commencement Date, nor is it imposed on the payment of a death benefit. (See "DEATH BENEFIT" in the Prospectus.) There is also no Termination Charge if the Policy and a written notice are returned to the Company within 10 days of receipt of the Policy by the Owner.

Purchase Payment Amounts

Read the Prospectus carefully for information on permitted Purchase Payment amounts. The $300 minimum per year is waived for a Separately Administered Plan when necessary to make the plan nondiscriminatory under the requirements of the Code or ERISA. (See "PURCHASE PAYMENT AMOUNTS" in the Prospectus.)

Prior Policies

The Company has issued earlier series of variable annuity policies ("prior policies"). Payments may still be made in accordance with the terms of such prior policies. However, not all Investment Divisions described in this Prospectus are available to owners of such prior policies.

It will be necessary for owners of First Variable Forms 1001A, 1003A and 1005A Policies funded in First Variable Annuity Fund A to exchange their policies for Policy Form 1005A.2 in order to allocate amounts to the Growth & Income Division, High Income Bond Division, Matrix Equity Division, Multiple Strategies Division, Small Cap Growth Division, U.S. Government Bond Division, World Equity Division and Prime Money Fund II Division.

                     SUPPLEMENTAL FEDERAL TAX CONSIDERATIONS

NOTE: The following description supplements the FEDERAL TAX CONSIDERATIONS section of the Prospectus. Both descriptions are based upon the Company's understanding of current federal income tax law applicable to annuities in general and certain tax qualified and non-tax qualified retirement income plans. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in the Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Tax Treatment of Withdrawals-Non-Qualified Policies

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Accumulation Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2(b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The Policy provides that upon the death of the Annuitant prior to the Annuity Commencement Date, the death benefit will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Policy do not qualify for the death of Owner exception to the ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Policies and will be subject to the ten percent (10%) distribution penalty unless the Beneficiary is 591/2 or older or one of the other exceptions applies.

The above information does not apply to Qualified Policies. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Policies. (See "Tax Treatment of Withdrawals-Qualified Policies" in the Prospectus.)

Qualified Plans

As stated in the Prospectus, taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Policies may have been issued. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a Qualified Plan.

H.R. 10 Plans. Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals-Qualified Policies" below.) Purchasers of Policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities. Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Policies for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Policies. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals-Qualified Policies" and "Tax-Sheltered Annuities--Withdrawal Limitations.") Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals-Qualified Policies" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policies to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals-Qualified Policies" below.) Purchasers of Policies for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities--Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                 [LOGO OF FIRST VARIABLE LIFE INSURANCE COMPANY]
                            VARIABLE ANNUITY POLICIES

                                    FUNDED IN
                          FIRST VARIABLE ANNUITY FUND A
                                   PROSPECTUS
                               Dated: May __, 1997

                                    ---------


      The variable annuity policies ("the Policies") issued by First Variable Life Insurance Company (the "Company") and described in this Prospectus are designed to provide annuity income benefits to employees covered under certain deferred compensation plans qualified under the Internal Revenue Code (the "Code"), including the State of Arkansas Deferred Compensation Plan.


      This Prospectus sets forth concisely the information that an investor should know before investing. It should be read in its entirety and retained for future reference. Certain additional information is found in the Statement of Additional Information, dated the same date as this Prospectus, which is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is set forth on page __ of this Prospectus. To obtain without cost a copy of the Statement of Additional Information, write or call the Company's Service Center at 323 Center Street, Suite 1200, The Tower Building, Little Rock, AR 72201,
      (501) 374-4800.

      The Owner will generally have 10 days from receipt of the Policy in which the Policy may be returned by delivering or mailing it to the Company. Certain states may permit the Owner more than 10 days to return the Policy. Within seven days of receipt of the Policy and a written notice by the Owner, the Company will issue a refund. Unless applicable law requires a refund equal to the Purchase Payment, the Company will refund the Purchase Payment plus any increase or minus any decrease in Accumulation Value of the Policy attributable to the Purchase Payment without the payment of any Termination Charge.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT SHOULD BE ACCOMPANIED BY CURRENT PROSPECTUSES OF THE AVAILABLE INVESTMENT OPTIONS.

                                TABLE OF CONTENTS


DEFINITIONS.................................................................
FUNDS' ANNUAL EXPENSES......................................................
EXPENSE INFORMATION.........................................................
CONDENSED FINANCIAL INFORMATION.............................................


PROSPECTUS SUMMARY..........................................................
    TYPES OF POLICIES.......................................................
    SALES CHARGE, POLICY ISSUE FEE, PURCHASE PAYMENT PROCESSING
      FEE AND TERMINATION CHARGE............................................
    OTHER CHARGES...........................................................
    THE TRUST...............................................................
    TAXES ..................................................................
THE COMPANY, FUND A, AND THE INVESTMENT OPTIONS.............................
    THE COMPANY.............................................................


    FUND A .................................................................
    VARIABLE INVESTORS SERIES TRUST.........................................
    FEDERATED INSURANCE SERIES..............................................
    VOTING RIGHTS...........................................................


    SUBSTITUTION OF OTHER  SECURITIES.......................................
THE POLICIES................................................................
    IMMEDIATE POLICIES......................................................
    DEFERRED POLICIES.......................................................
DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS..
    CHARGES TO THE POLICIES.................................................
    CHARGES TO FUND A.......................................................
    CHARGES TO THE INVESTMENT OPTIONS.......................................
ACCUMULATION PERIOD.........................................................
    FREE LOOK RIGHT.........................................................
    DELAYED INVESTMENT START DATE...........................................
    PURCHASE PAYMENT AMOUNTS................................................


    WHEN AN ACCUMULATION UNIT IS VALUED.....................................
    CREDITING ACCUMULATION UNITS............................................
    NET INVESTMENT FACTOR...................................................
    ACCUMULATION UNIT VALUE.................................................
    EXCHANGE OF VARIABLE ACCUMULATION UNITS.................................
    DETERMINATION OF ACCUMULATION UNIT VALUES UPON EXCHANGE.................


    ACCUMULATION VALUE......................................................
    WITHDRAWAL PRIOR TO ANNUITY COMMENCEMENT DATE...........................
    CERTAIN ADMINISTRATIVE PROCEDURES.......................................
ANNUITY PERIOD..............................................................
    GENERAL ................................................................
    ASSUMED INVESTMENT RATE.................................................
    ELECTION AND EFFECTIVE DATE OF ELECTION.................................
    FIXED ANNUITY...........................................................
    VARIABLE ANNUITY........................................................
    VARIABLE ANNUITY UNIT VALUE.............................................
    EXCHANGE OF VARIABLE ANNUITY UNITS......................................
    ANNUITY OPTIONS.........................................................
    MISSTATEMENT OF AGE OR SEX..............................................
    COMMUTATION.............................................................
DEATH BENEFIT...............................................................
    DEATH BENEFIT PROVIDED BY THE POLICY....................................
    ELECTION AND EFFECTIVE DATE OF ELECTION.................................
    AMOUNTS PAYABLE ON DEATH OF PAYEE AFTER ANNUITY COMMENCEMENT DATE.......
    PAYMENT OF DEATH BENEFIT................................................
    AMOUNT OF DEATH BENEFIT.................................................

DEFERMENT...................................................................
RETIREMENT PLAN CONDITIONS..................................................
OWNERSHIP PROVISIONS........................................................
    OWNER ..................................................................
    CHANGE OF OWNERSHIP.....................................................
    ASSIGNMENT..............................................................
BENEFICIARY DESIGNATIONS....................................................
OTHER CHANGES IN THE POLICY.................................................
FEDERAL TAX CONSIDERATIONS..................................................
    GENERAL ................................................................
    DIVERSIFICATION.........................................................
    POLICIES OWNED BY OTHER THAN NATURAL PERSONS............................


    MULTIPLE POLICIES.......................................................
    TAX TREATMENT OF ASSIGNMENTS............................................
    INCOME TAX WITHHOLDING..................................................
    QUALIFIED PLANS.........................................................
    TAX TREATMENT OF WITHDRAWALS-QUALIFIED POLICIES.........................
    TAX ADVICE AND OTHER TAXES..............................................


DISTRIBUTION OF VARIABLE ANNUITY POLICIES...................................
LEGAL PROCEEDINGS...........................................................
PERIODIC REPORTS............................................................
STATE REGULATION............................................................
RESERVATION OF RIGHTS.......................................................


INQUIRIES...................................................................
PRIOR POLICIES..............................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....................

                                   DEFINITIONS

Accumulation Period: The period during which Purchase Payments may be made prior to the Annuity Commencement Date.

Accumulation Unit: A unit of measure used in the calculation of the Accumulation Value of each Investment Division in Fund A that, in turn, is used in the calculation of the Accumulation Value of a Policy.

Accumulation Value: The value of an Owner's interest in Fund A.

Adjusted Value: The dollar amount applied under one of the Annuity Options. The Adjusted Value of a Policy is equal to the Accumulation Value of a Policy determined at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date, minus the sum of any applicable taxes not previously deducted.

Annuitant: The person named in the application and on whose life the first Annuity Payment is to be made.

Annuitant's Beneficiary: The person, persons or entity named in the Company's records to receive any death benefits on the Annuitant's death. The Annuitant's Beneficiary is as specified in the application, unless changed.

Annuity Commencement Date: The first day of the period for which the first Annuity Payment is to be made. It is the date specified in the application, unless changed.

Annuity Option: The method for making Annuity Payments. The Annuity Option is as specified in the application, unless changed.

Annuity Payments: Payments made by the Company to the Payee during the Annuity Period.

Annuity Period: The period after the Annuity Commencement Date during which Annuity Payments are made.

Annuity Unit: A unit of measure used in the calculation of the amount of each Variable Annuity Payment from each Investment Division.

Federated Series: Federated Insurance Series, an open-end, series management investment company registered under the Investment Company Act of 1940, as amended.

Fixed Annuity: An annuity with payments which do not vary with the investment experience of any separate account of the Company.

Fund A: The separate account established by the Company to receive and invest the Net Purchase Payments made under the Policies.

Investment Division: Fund A is divided into Investment Divisions. Each Investment Division invests in a designated Investment Option or a Portfolio of an Investment Option.

Investment Option: An investment entity which can be selected by the Owner to be an underlying investment of the Policy.

Issue Date: The date on which the Policy becomes effective.

Net Purchase Payment: A Purchase Payment, less the Policy Issue Fee and any applicable taxes.

Non-Qualified Policy: A Policy that does not meet the requirements of Sections 401, 403, 408 or 457 of the Internal Revenue Code.

Owner: The person, persons or entity entitled to the ownership rights stated in a Policy and in whose name a Policy is issued. The Annuitant is the Owner unless another Owner is named in the application. If a Policy is owned jointly, rights and privileges under a Policy must be exercised by each Owner. Even if another Owner is named in the application, the Annuitant becomes the Owner on the Annuity Commencement Date. When the Owner and the Annuitant are the same person, any death benefit payable will be paid to the Annuitant's Beneficiary.

Owner's Beneficiary: The person, persons or entity named to become the new Owner if an Owner dies prior to the Annuity Commencement Date and who will receive the death benefit set forth in a Policy upon the death of an Owner prior to the Annuity Commencement Date; provided, however, that if such person is an Owner's spouse, the spouse may keep the Policy in force and will become the Owner pursuant to the terms of the Policy.

Payee: The recipient of Annuity Payments under a Policy either during the Annuity Period or as a death benefit prior to the Annuity Commencement Date.

Policy Issue Fee: A fee of $25 paid to the Company from the initial Purchase Payment made in connection with Separately Administered Plans to reimburse the Company for a portion of administrative expenses incurred in issuing the Policy.

Policy Year: The first Policy Year shall be the period of 12 months from the Issue Date. Subsequent Policy Years shall end on the same date in each succeeding year.

Portfolio: A segment of an Investment Option which constitutes a separate and distinct class of shares. It is sometimes referred to as a Fund.

Purchase Payment: An amount paid to the Company to provide benefits under a Policy.

Purchase Payment Processing Fee: A fee of $5 paid to the Company from subsequent Purchase Payments after the initial investment in a Policy issued in connection with a Separately Administered Plan to reimburse the Company for some of its administrative expenses incurred in connection with processing subsequent investments in such Policies.

Qualified Policy: A Policy used in connection with a retirement plan that meets the requirements of Sections 401, 403, 408 or 457 of the Internal Revenue Code.

Sales Charge: A charge imposed against the Purchase Payment for all Policies except those issued in connection with Separately Administered Plans to reimburse the Company for its expenses related to distributing the Policies.


Omitted Paragraph

Service Center: The Company's administrative service center for the Policies is located at 323 Center Street, Suite 1200, The Tower Building, Little Rock, AR 72201, (501-374-4800). You may also call the Company at (800-385-4312).
The Company may establish additional service centers for the Policies and/or other policies it issues.



Termination Charge: A charge applied against a Policy's Accumulation Value to reimburse the Company for administrative expenses incurred in connection with the termination of certain types of Policies.

Trust: Variable Investors Series Trust, an open-end, series management investment company registered under the Investment Company Act of 1940, as amended.

Valuation Period: Each business day together with any non-business days before such business day. A business day is any day the New York Stock Exchange is open for trading or any day in which the Securities and Exchange Commission requires that shares of an Investment Option be valued.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of Investment Divisions into which the Adjusted Value is allocated from time to time.

                             FUNDS' ANNUAL EXPENSES

    (as a percentage of the average daily net assets of available Portfolios of Variable Investors Series Trust and Federated Insurance Series)

Underlying shares of the Portfolios of Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated") are purchased at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. The total annual expenses of the Portfolios as a percentage of average net assets for the year ended December 31, 1996 were:

                                                                                    VIST                         Federated
                                         VIST       VIST       VIST       VIST      Small      VIST      VIST   Prime Money
                         VIST Growth    Growth     Hi. Inc.   Matrix    Multiple     Cap      US Gov.    World    Fund II
                                       & Income     Bond      Equity     Strat.    Growth      Bond     Equity
      ---------------------------------------------------------------------------------------------------------------------
      Mgmt. Fees.......      .70%        .75%       .70%       .65%       .70%      .85%       .60%      .70%       .55%
      Other Operating
      Expenses -
      After Expense
      Reimbursement          .47%        .50%       .50%       .50%       .50%      .50%       .25%      .50%       .25%
                            ----        ----       ----       ----       ----      ----       ----      ----       ----
      Total Annual
      Expenses              1.17%       1.25%      1.20%      1.15%      1.20%     1.35%       .85%     1.20%       .80%

First Variable Advisory Services Corp. ( "Investment Adviser" ) has agreed through April 1, 1998 to reimburse Variable Investors Series Trust for all operating expenses (exclusive of management fees) in excess of .50% of a Portfolio's average net assets (.25% in the case of the U.S. Government Bond Portfolio). Had the Investment Adviser not reimbursed expenses of the Portfolios, for the year ended December 31, 1996, the VIST Annual Expenses would have been 1.17% for the Growth Portfolio; 2.63% for the Growth & Income Portfolio; 1.99% for the High Income Bond Portfolio; 1.48% for the Matrix Equity Portfolio; 1.32% for the Multiple Strategies Portfolio; 2.38% for the Small Cap Growth Portfolio; 1.66% for the U.S. Government Bond Portfolio; and 1.50% for the World Equity Portfolio. Federated Advisors, the investment adviser for Federated, has voluntarily agreed to waive any portion of its fee and/or reimburse certain operating expenses of Federated in excess of .80% of the Federated Prime Money Fund II Portfolio's average net assets, but can modify or terminate this voluntary agreement at any time at its sole discretion. Had this investment adviser not waived expenses and/or reimbursed expenses of the Federated Prime Money Fund II Portfolio for the year ended December 31, 1996, the annual expenses, as a percentage of the Portfolio's average assets, would have been 1.37%.

Deleted Footnote

                               EXPENSE INFORMATION


      The purpose of the following tables is to assist investors in understanding the various costs and expenses that investors in the Policies bear directly and indirectly. All expenses for Fund A and for the Investment Options are based on expenses incurred during the fiscal year ended December 31, 1996. In addition, premium taxes may be imposed by various jurisdictions and are not reflected in the tables. The Examples should not be considered representations of past or future expenses or returns, and actual expenses or returns may be greater or less than those shown. For more information, see "DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS" and "ACCUMULATION PERIOD" in the Prospectus, and also see the prospectuses for the Investment Options.

      Deleted Paragraphs


                             All Investment Options
          Contract Owner Transaction Expenses
          Maximum Sales Load Imposed on Purchases
          (as a percentage of Purchase Payments)                    NONE
          Deferred Sales Load                                       NONE
          Surrender Fee (as a percentage of amount surrendered)     NONE*
          Exchange Fee                                              NONE
          Separate Account (Fund A) Annual Expenses
          -----------------------------------------
          (as a percentage of average account value)
          Mortality and Expense Risk Fees                           1.00%
                                                                    ----
           Total Fund A Annual Expenses                             1.00%
                                                                    ----


      ^ Deleted Footnote


            * A Termination Charge of 2% of the Accumulation Value of a Policy attributable to Purchase Payments made prior to July 1, 1991 will be imposed in the event that the State of Arkansas terminates the Arkansas Deferred Compensation Plan and partially or wholly transfers the Accumulation Value of the Policies issued under the Plan to a funding medium not issued or maintained by the Company or its affiliates. A Termination Charge of 2% of the Accumulation Value of a Policy may be imposed if a withdrawal is for reasons other than death, disability, financial hardship, employment termination, retirement or transfer to specified plans.


      Deleted Paragraphs


      Examples - State of Arkansas Deferred Compensation Plan

An Owner would pay the following expenses on a $1,000 investment in a Policy, assumining a 5% annual return on assets and allocation of 100% of Purchase Payments to the Portfolio shown:


      a) upon a surrender at the end of each time period for which a Termination Charge is assessed;
      b) if the Contract is not surrendered, or upon a surrender for which no Termination Charge is assessed.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

      Investment Option                 1 Yr.     3 Yrs.    5 Yrs.   10 Yrs.
      -----------------                 -----     ------    ------   -------
      Growth                    a)       $41       $88       $138      $276
                                b)       $22       $69       $118      $252
      Growth  & Income          a)       $42       $91       $142      $284
                                b)       $23       $71       $122      $261
      High Income Bond          a)       $41       $89       $140      $279
                                b)       $23       $70       $119      $255
      Matrix Equity             a)       $41       $88       $137      $274
                                b)       $22       $68       $117      $250
      Multiple Strategies       a)       $41       $89       $140      $279
                                b)       $23       $70       $119      $255
      Prime Money Fund II       a)       $37       $77       $119      $238
                                b)       $18       $57       $ 98      $213
      Small Cap Growth          a)       $43       $94       $147      $294
                                b)       $24       $74       $127      $271
      U.S. Government Bond      a)       $38       $78       $122      $243
                                b)       $19       $59       $101      $218
      World Equity              a)       $41       $89       $140      $279
                                b)       $23       $70       $119      $255

                          FIRST VARIABLE ANNUITY FUND A
                         CONDENSED FINANCIAL INFORMATION

     ACCUMULATION UNIT VALUES (for a unit outstanding throughout the period)

The following condensed financial information is derived from the financial statements of Fund A. The information should be read in conjunction with the financial statements, related notes and other financial information for Fund A included in the Statement of Additional Information. The financial statements and report of independent accountants of the Company are also contained in the Statement of Additional Information.


                            Year        Year       Year       Year      Year      Year        Year       Year      Year      Year
                           Ended       Ended      Ended      Ended     Ended     Ended       Ended      Ended     Ended     Ended
                            1996        1995       1994       1993      1992      1991        1990       1989      1988      1987
                            ----        ----       ----       ----      ----      ----        ----       ----      ----      ----
Growth Division (1)
  Beginning of Period   $  173.49  $  127.79  $  130.10  $  120.46  $  131.71  $   99.00  $  103.81  $   77.82  $   67.30  $   66.04
  End of Period         $  216.09  $  173.49  $  127.79  $  130.10  $  120.46  $  131.71  $   99.00  $  103.81  $   77.82  $   67.30
  No. of Accum.Units
  Outstanding             117,250    134,326    141,689    158,790    184,141    191,183    204,689    219,043    241,500    248,378
Growth & Income Division
  Beginning of Period   $   10.00
(6/15/96)
  End of Period         $    9.27
  No. of Accum.Units
  Outstanding               2,633
High Income Bond
Division(1)
  Beginning of Period   $   20.54  $   17.44  $   18.95  $   16.66  $   14.54  $   11.57  $   12.06  $   11.13  $   10.04  $   10.00
  End of Period         $   23.23  $   20.54  $   17.44  $   18.95  $   16.66  $   14.54  $   11.57  $   12.06  $   11.13  $   10.04
  No. of Accum. Units
 Outstanding               13,294     12,200     11,637     10,310      8,164      4,639      9,693      9,301      7,843     14,189
Matrix Equity
Division(2)
Beginning of Period     $   25,70  $   19.45  $   19.86  $   17.01  $   17.00  $   13.23  $   13.72  $   10.93  $   10.00
End of Period           $   26.62  $   25.70  $   19.45  $   19.86  $   17.01  $   17.00  $   13.23  $   13.72  $   10.93        N/A
No. of Accum. Units
 Outstanding               19,095     16,335     13,606     12,418      9,731      5,381      2,470        574         18

(1) Prior to May 1, 1997, the Growth Division was known as the "Common Stock Division." Prior to January 1, 1989, the High Income Bond Division was known as the "High Yield Bond Division."
(2) Prior to May 1, 1997, the Matrix Equity Division was known as the "Tilt Utility Division" and had different investment policies. Prior to April 1, 1994, the Division was known as the "Equity Income Division" and had different investment objectives, policies and restrictions.

          FIRST VARIABLE ANNUITY FUND A CONDENSED FINANCIAL INFORMATION
                      ACCUMULATION UNIT VALUES (continued)


                           Year       Year       Year       Year       Year       Year       Year       Year       Year       Year
                          Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended      Ended
                           1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
                           ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Multiple Strategies
Division
   Beginning of Period  $   21.11  $   16.12  $   16.94  $   15.49  $   15.09  $   12.35  $   12.02  $    9.97  $    9.33  $   10.00
   End of Period        $   24.73  $   21.11  $   16.12  $   16.94  $   15.49  $   15.09  $   12.35  $   12.02  $    9.97  $    9.33
 No. of Accum. Units
    Outstanding            59,245     56,510     81,067     89,213     88,222     85,904    100,018    109,462    158,845    255,283
Prime Money Fund II
Division (1)
  Beginning  of Period  $   14.67  $   14.05  $   13.69  $   13.49  $   13.20  $   12.62  $   11.82  $   10.96  $   10.32  $   10.00
  End of Period         $   15.22  $   14.67  $   14.05  $   13.69  $   13.49  $   13.20  $   12.62  $   11.82  $   10.96  $   10.32
  No. of Accum. Units
  Outstanding              61,128     59,872     61,727     56,746     67,192     76,051    133,920    118,874    100,546    122,600
Small Cap Growth
Division (2)
   Beginning of Period  $   10.00
   (6/15/96)
   End of Period        $   10.13
 No. of Accum. Units
    Outstanding            14,492
U.S. Government Bond
Division (3)
  Beginning of Period   $   19.36  $   16.27  $   16.89  $   15.60  $   14.84  $   13.07  $   12.26  $   10.87  $   10.33  $   10.00
  End of Period         $   19.62  $   19.36  $   16.27  $   16.89  $   15.60  $   14.84  $   13.07  $   12.26  $   10.87  $   10.33
  No. of Accum. Units
    Outstanding           104,173    106,089    147,431    149,397    157,098    222,283    206,325    210,125    165,729     98,820
World Equity Division
 Beginning of Period    $   16.55  $   13.45  $   12.35  $   10.63  $   10.94  $   10.23  $   11.54  $    9.98  $   10.00
 End of Period          $   18.42  $   16.55  $   13.45  $   12.35  $   10.63  $   10.94  $   10.23  $   11.54  $    9.98
 No. of Accum. Units
  Outstanding             51,3443     41,403     35,011     25,001     14,564      7,083      1,548        301         15

(1) On January 2, 1997, shares of the Prime Money Fund II were substituted for shares of the Cash Management Portfolio. Accumulation Unit Values shown are based on the value of Cash Management Portfolio shares held for the periods shown.
(2) Prior to May 1, 1997, the Small Cap Growth Division was known as the "Small Cap Division."
(3) Since December 31, 1988, the investment policies of the VIST U.S. Government Bond Portfolio (formerly the VIST "U.S. Government and High Quality Bond Portfolio") have been changed. See the VIST prospectus.

          FIRST VARIABLE ANNUITY FUND A CONDENSED FINANCIAL INFORMATION
                      ACCUMULATION UNIT VALUES (continued)

                        Six Months        Year       Year         Year        Year        Year
                             Ended       Ended      Ended        Ended       Ended       Ended
                           6/30/92        1991       1990         1989        1988        1987
                           -------        ----       ----         ----        ----        ----
Real Estate Investment
Division*
  Beginning of Period   $    11.65  $     8.82  $    10.66  $    10.22  $     9.24  $    10.00
  End of Period ......  $    11.51  $    11.65  $     8.82  $    10.66  $    10.22  $     9.24
  No. of Accum. Units
  Outstanding ........           0      26,852      26,832      26,517      25,309      19,767
Natural Resources
Division*
  Beginning of Period   $    12.00  $    11.98  $    12.99  $    10.00  $    10.00
  End of Period ......  $    11.53  $    12.00  $    11.98  $    12.99  $    10.00         N/A
  No. of Accum. Units
  Outstanding ........           0       1,347         656         156           0
World Bond Division*
  Beginning of Period   $    13.23  $    11.73  $    10.62  $    10.00  $    10.00
  End of Period ......  $    13.28  $    13.23  $    11.73  $    10.62  $    10.00         N/A
  No. of Accum. Units
  Outstanding ........           0       4,336         638         147           0
Aggressive Growth
Division*
Beginning of Period ..  $    13.98  $    10.95  $    13.41  $    10.68  $    10.00
  End of Period ......  $    11.89  $    13.98  $    10.95  $    13.41  $    10.68         N/A
  No. of Accum. Units
  Outstanding ........           0      13,840      13,647      10,863         257

*On June 29, 1992, the Real Estate Investment, Natural Resources, Aggressive Growth and World Bond Investment Divisions of Fund A, and the corresponding Portfolios of the Trust were terminated, based primarily on their small size and the limited prospect for growth in the foreseeable future. Investments in these four Investment Divisions were transferred into the remaining Investment Divisions.

                               PROSPECTUS SUMMARY

THE FOLLOWING IS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE POLICIES DESCRIBED IN THE PROSPECTUS. THE SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE POLICIES. THE ENTIRE PROSPECTUS SHOULD BE READ FOR THAT PURPOSE. YOU MAY FIND IT HELPFUL TO REREAD THIS SUMMARY AFTER READING THE PROSPECTUS.

Types of Policies

This Prospectus describes Variable Annuity Policies. Policies are either flexible Purchase Payment deferred annuity Policies ("Deferred Policies") or single Purchase Payment immediate annuity Policies ("Immediate Policies"). Depending on the tax treatment afforded a Policy, all Policies are either Qualified Policies or Non-Qualified Policies. For information concerning taxation of the Company, Fund A, the Policies and investors, see "FEDERAL TAX CONSIDERATIONS." For information concerning the Company, see "THE COMPANY."

Sales Charge, Policy Issue Fee, Purchase Payment Processing Fee and Termination Charge

The net amount invested in a Policy after deduction of any Sales Charge, Policy Issue Fee, Purchase Payment Processing Fee, and any applicable taxes described below, may be allocated to Fund A, a separate account of the Company. Each initial Net Purchase Payment for a Policy will be allocated to the Investment Division(s) of Fund A as specified by the Owner in the application. For all subsequent Net Purchase Payments, each Net Purchase Payment will be allocated to the Investment Division(s) as may then be specified by the Owner. Such net amounts are then invested by the Company in shares of the Investment Options at net asset value. The value of the Policy before the date Annuity Payments begin, and the amount of monthly variable annuity benefits payable under the Policy thereafter, will increase or decrease depending upon the investment performance of the Investment Options in which the assets of the Investment Divisions are invested.

Owners have the right to return a Contract according to the terms of its "free look" right. The Company reserves the right to delay initial investment of Purchase Payments in the Portfolios in certain instances, but it does not currently do so. See "ACCUMULATION PERIOD."


The Company does not currently impose a Sales Charge against Policies issued in connection with the State of Arkansas Deferred Compensation Plan.

During the Accumulation Period, the Owner may make a total or partial withdrawal from the Policy. A Termination Charge of 2% of the Accumulation Value attributable to Purchase Payments made prior to July 1, 1991 will be imposed in the event the State of Arkansas terminates the Plan and partially or wholly transfers the Accumulation Value of the Policies issued under the Plan to a funding medium not issued or maintained by the Company or its affiliates. This Termination Charge will not be imposed on any Accumulation Value attributable to Purchase Payments made on and after July 1, 1991. A Termination Charge of 2% will also be imposed in the event of partial or total withdrawals made by individuals from Policies issued under the State of Arkansas Deferred Compensation Plan unless such partial or total withdrawals are due to death, disability, financial hardship, employment termination, retirement or transfer of funds to another Plan (other than another Plan offered by the State of Arkansas) which complies with Section 457 of the Internal Revenue Code. The Termination Charge reimburses the Company for some of its expenses related to distributing the Policies. Such withdrawals could have federal tax consequences that should be considered carefully. See "FEDERAL TAX CONSIDERATIONS." Once Annuity Payments begin, an Annuitant cannot thereafter make any withdrawals from the Policy.

{omitted paragraph}


Other Charges

Other charges are made daily against the assets of Fund A and the Investment Options. Charges are made against each Fund A Division at an aggregate rate of not more than 1.0% per annum for the assumption by the Company of mortality and expense risks. Each Portfolio pays monthly investment advisory fees to its investment adviser based on each Portfolio's average net assets. The Investment Options also have direct expenses, such as legal, audit, custodial, share registration and printing expenses, which may be considered to be an indirect charge against assets. See the prospectuses for the Trust and Federated Series.


omitted paragraph


Taxes

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Policies. However, the penalty is not imposed under certain circumstances. See "Tax Treatment of Withdrawals-Qualified Policies."

                 THE COMPANY, FUND A, AND THE INVESTMENT OPTIONS

The Company


First Variable Life Insurance Company (the "Company") is a stock life insurance company which was organized under the laws of the State of Arkansas in 1968. The Company is principally engaged in the annuity business. The Company is licensed in 49 states, the District of Columbia and the U.S. Virgin Islands. The Company is a wholly-owned subsidiary of Irish Life of North America, Inc. ("ILoNA") which in turn is beneficially owned by Irish Life plc. ("Irish Life"). ILoNA also owns Interstate Assurance Company ("Interstate") of Des Moines, Iowa. Irish Life was formed in 1939 through a consolidation of a number of Irish and British Life offices transacting business in Ireland. In terms of assets, Irish Life controls over 50% of the Irish domestic market. As Ireland's leading institutional investor, it owns in excess of 10% of the leading Irish publicly traded stocks. Irish Life, through its international subsidiaries, conducts business in Ireland, the United Kingdom, the United States and France. As of the end of 1996, the Irish Life consolidated group had in excess of $11 billion in assets. ILoNA is a Delaware corporation, incorporated as Carrig International, Inc. in 1986, which is the holding company of Interstate and the Company.


The Company has an A- (Excellent) rating from A.M. Best, an independent firm that analyzes insurance carriers and an AA (Double A) rating from Duff & Phelps Credit Rating Company and an AA- (Double A minus) rating from Standard & Poor's on claims paying ability. The A.M. Best rating is assigned to companies that have a strong ability to meet their obligations to policyholders over a long period of time. The financial strength of the Company may be relevant with respect to the Company's ability to satisfy its general account obligations under the Policies.


The Company may publish in advertisements and reports to Owners, the ratings and other information assigned it by one or more independent rating services. Further, the Company may publish charts and other information concerning dollar cost averaging, tax-deferral and other investment methods.


Fund A

The Board of Directors of the Company authorized the creation of Fund A on July 1, 1968 in accordance with the Arkansas Insurance Code. Fund A is registered as a unit investment trust under the 1940 Act and meets the definition of a "separate account" under the federal securities laws. Registration with the Securities and Exchange Commission does not involve supervision of management or investment practices or policies of Fund A by the Securities and Exchange Commission.

Fund A is divided into Investment Divisions. Each Investment Division invests in shares of a Portfolio of a mutual fund. The value of both Accumulation Units and Annuity Units in each Investment Division reflects the investment results of its underlying Portfolio.

Fund A is administered and accounted for as part of the general business of the Company, but the income and gains or losses of Fund A are credited to or charged against the assets held for Fund A in accordance with the terms of the Policies, without regard to other income and gains or losses of any other business the Company may conduct. The assets of Fund A are held separate and apart from the Company's general account and from the assets of any of the Company's affiliates. These assets are not chargeable with liabilities arising out of any other business the Company may conduct or the liabilities of any companies affiliated with the Company. However, all obligations arising under a Policy, including the obligation to make Annuity Payments, are general corporate obligations of the Company.

While the Company is obligated to make the Variable Annuity Payments under the Policy, the amount of the payments are not guaranteed. However, payments under a Fixed Annuity option are guaranteed by the Company.

The Company performs or provides for the performance of all functions necessary for the administration of Fund A. Included among such functions are (i) assumption of all mortality and expense risks under the Policies and (ii) the providing of administrative services. See "DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS."

Variable Investors Series Trust


Variable Investors Series Trust (the "Trust") is one of the underlying mutual funds for the Policies.

The Trust is an open-end, management investment company registered under the 1940 Act. The Trust is managed by First Variable Advisory Services Corp. ("Investment Adviser"), a wholly-owned subsidiary of the Company. The Investment Adviser retains the services of sub-advisers pursuant to Sub-Advisory Agreements to manage the assets of the Portfolios of the Trust available to the Owners of the Policies as follows: Federated Investment Counseling with respect to the High Income Bond Portfolio, Value Line, Inc. with respect to the Multiple Strategies Portfolio and the Growth Portfolio, Strong Capital Management, Inc. with respect to the U.S. Government Bond Portfolio, State Street Bank and Trust Company with respect to the Matrix Equity Portfolio, Keystone Investment Management Company with respect to the World Equity Portfolio, Warburg Pincus Counsellors, Inc. with respect to the Growth & Income Portfolio and Pilgrim, Baxter & Associates, Ltd. with respect to the Small Cap Growth Portfolio. Prior to April 1, 1994, INVESCO Capital Management, Inc. was the investment adviser of the Trust. While a brief summary of the investment objectives of the Trust is set forth below, more comprehensive information, including a discussion of management fees, is found in the prospectus for the Trust. Be sure to read the complete risk disclosure in the Trust prospectus before deciding to purchase a Policy and before allocating Net Purchase Payments to a particular Investment Division.

The Portfolios available and their investment objectives are:

^ Omitted Paragraph

Growth Portfolio. The investment objective of this Portfolio is capital growth which it seeks to achieve through a policy of investing primarily in a diversified portfolio of common stocks and securities convertible into or exchangeable for common stock. The secondary objective is current income when consistent with its primary objective. Prior to May 1, 1997, this Portfolio was known as the "Common Stock Portfolio."

Growth & Income Portfolio - The investment objectives of this Portfolio are to provide current income and growth of capital. The Portfolio seeks to achieve its objectives by investing in equity securities, fixed income securities and money market instruments. The portion of the Portfolio invested at any given time in each of these asset classes will vary depending on market conditions, and there may be extended periods when the Portfolio is primarily invested in one of them. In addition, the amount of income derived from the Portfolio will fluctuate depending on the composition of the Portfolio's holdings and will tend to be lower when a higher portion of the Portfolio is invested in equity securities. The Portfolio may also purchase without limitation dollar-denominated American Depository Receipts ("ADRs"). ADRs are issued by domestic banks and evidence ownership of underlying foreign securities.

High Income Bond Portfolio. The investment objective of this Portfolio is to obtain as high a level of current income as is believed to be consistent with prudent investment management. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objectives by investing primarily in fixed-income securities rated lower than A. Many of the high yield securities in which the Portfolio may invest are commonly referred to as "junk bonds." For special risks involved with investing in such securities (including among others, risk of default and illiquidity), see "Investment Objectives and Policies of the Portfolios - High Income Bond Portfolio" in the Trust prospectus.

Matrix Equity Portfolio - The investment objective of this Portfolio is capital appreciation and current income. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio that is selected by the Sub-Adviser on the basis of its proprietary analytical model. Sector weights are normally maintained at a similar level to that of the S&P 500 Index. The Portfolio will invest at least 65% of its total assets in equity securities. Prior to May 1, 1997, this Portfolio was known as the "Tilt Utility Portfolio" and had different policies, but maintained the same investment objective.

Multiple Strategies Portfolio - The investment objective of this Portfolio is to seek as high a level of total return over an extended period of time as is considered consistent with prudent investment risk by investing in equity securities, bonds, and money market instruments in varying proportions.

Small Cap Growth Portfolio - The investment objective of this Portfolio is to seek capital appreciation. The Portfolio will invest, under normal conditions, at least 65% of its total assets in securities of companies with market capitalization or annual revenues under $1 billion at the time of purchase. Prior to May 1, 1997, this Portfolio was known as the "Small Cap Portfolio."

U.S. Government Bond Portfolio - The investment objective of this Portfolio is to seek current income and preservation of capital through investment primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies, authorities, or instrumentalities.

World Equity Portfolio - The investment objective of this Portfolio is to maximize long-term total return by investing primarily in common stocks, and securities convertible into common stocks, traded in securities markets located in countries around the world, including the United States. See "Foreign Investments" under "Policies and Techniques Applicable to All Portfolios" in the Trust prospectus for a discussion of the risks involved in investing in foreign securities.


Federated Insurance Series


Federated Insurance Series ("Federated") is an open-end investment management company that was formed as a series trust to provide funding options for variable life insurance and variable annuity contracts. Pursuant to an investment advisory contract with Federated, investment decisions for Federated are made by Federated Advisers, an affiliate of Federated Investment Counseling.

Prime Money Fund II. The investment objective of this series is to provide current income consistent with the stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. An investment in the Prime Money Fund II Portfolio is neither insured nor guaranteed by the U.S. Government.


Investors should read this prospectus and the prospectus for Federated Series carefully before investing. Prospectuses for Federated Series may be obtained by contacting the Service Center.

There is no assurance that the investment objective(s) of any of the Portfolios will be met. An Owner bears the complete investment risk for Purchase Payments allocated by an Owner to an Investment Division. The Accumulation Value of a Policy will vary in accordance with the investment performance of the Investment Division(s) to which Purchase Payments are allocated after the imposition of the fees and charges assessed under the Policy.

Dividends or capital gain distributions received from a Portfolio are reinvested in shares of that Portfolio and retained as assets of Fund A. Trust and Federated shares will be redeemed, without any fee, to the extent necessary to pay taxes and annual fees relating to the Policy and to make Annuity Payments under the Policies.

Additional Portfolios an/or Investment Options may be made available to Owners.


Omitted Paragraph

Voting Rights

In accordance with its view of present applicable law, the Company will vote the shares of the Trust and Federated that are in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither the Trust nor Federated holds regular meetings of shareholders.


Shares of the Trust and Federated are used as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of the Trust's and Federated's shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of these shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."

The Trust and Federated intend to engage in mixed funding and shared funding. Although the Trust and Federated do not currently foresee any disadvantage to Contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees of the Trust and the Trustees of Federated will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflict and take appropriate action in response to material conflicts which occur.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting. Each Owner having a voting interest will receive proxy material, reports, and other materials relating to the appropriate Portfolio.


Substitution of Other Securities

If other shares of the Trust or Federated Series (or any Portfolio within the Trust or any other Investment Option), are no longer available for investment by Fund A or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Policies, the Company may substitute shares of another Investment Option (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Policies. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

                                  THE POLICIES


This Prospectus offers both Deferred Policies and Immediate Policies. Purchase Payments may be made until retirement age is reached, which is usually not earlier than age 60 nor later than age 75. The Policy provides that it may be modified by the Company in order to maintain it in continued compliance with applicable state and federal law.


Immediate Policies

Under an Immediate Policy, the first Annuity Payment is made one payment period from the Issue Date. On the Issue Date, the annuity purchase rates for an Immediate Policy are applied to the Net Purchase Payment to determine the first Variable Annuity Payment based on the Annuity Option elected. As to an amount applied to an Investment Division, the number of Annuity Units is then determined by dividing such amount by the Annuity Unit value for such Investment Division for the Valuation Period which includes the seventh day prior to the Annuity Commencement Date.

Subsequent Variable Annuity Payments are determined in accordance with the provisions set forth in the section entitled "ANNUITY PERIOD, VARIABLE ANNUITY."

Deferred Policies

Under a Deferred Policy, Annuity Payments may begin on any date not later than the end of the Annuitant's life expectancy according to U.S. Government tables, as selected by the Owner. If no election of an Annuity

Commencement Date is made, Annuity Payments will begin on the Annuitant's attaining age 70. If no election of an Annuity Option is in effect on the 30th day prior to the Annuity Commencement Date, the Adjusted Value of the Policy will be applied under Variable Annuity Option B, for a life annuity with 120 months certain. (See "ANNUITY OPTIONS.") Distribution requirements applicable to Qualified Policies may limit the availability of certain Annuity Options to participants in such plans. (See "TAX TREATMENT OF WITHDRAWALS - QUALIFIED POLICIES.")

   DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS


Deductions and expenses related to the Policies described in this Prospectus, to Fund A and to the Investment Options are described below.


Charges to the Policies


Omitted paragraph


Sales Charge. No Sales Charge is currently deducted from the Purchase Payments for a Policy issued to the State of Arkansas Deferred Compensation Plan.


Omitted paragraph

Charge for Premium Taxes. Various jurisdictions impose a premium tax (currently ranging, where imposed, from 0.5% to a maximum of 4.0%) on annuity premiums received by life insurance companies. The Company may charge a Policy for the amount of any premium tax levied at the time Purchase Payments are received, or, if not previously deducted, as follows: (i) at its Annuity Commencement Date;
(ii) in the event of the death of the Annuitant or the Owner prior to the Annuity Commencement Date; (iii) in the event of a partial or total withdrawal; or (iv) when payable by the Company.

Omitted Paragraph

Charge for Partial and Total Withdrawals. The Accumulation Value of a Policy may be withdrawn at any time during the Accumulation Period. A Termination Charge of 2% of the Accumulation Value attributable to Purchase Payments made prior to July 1, 1991 will be imposed in the event the State of Arkansas terminates the Plan and partially or wholly transfers the Accumulation Value of the Policies issued under the Plan to a funding medium not issued or maintained by the Company or its affiliates. A Termination Charge of 2% will be imposed in the event of partial or total withdrawals made by individuals from Policies issued under the State of Arkansas Deferred Compensation Plan unless such partial or total withdrawals are due to death, disability, financial hardship, employment termination, retirement or transfer of funds to another Plan (other than another Plan offered by the State of Arkansas) which complies with Section 457 of the Internal Revenue Code. The Termination Charge reimburses the Company for some of its expenses related to distributing the Policies.


The amount of the requested withdrawal will be paid to the Owner, with the Termination Charge being deducted from the remaining Accumulation Value, so that the actual reduction in the Accumulation Value as a result of the withdrawal will be greater than the withdrawal amount paid to the Owner.

For example, if the Owner requests a $1,000.00 withdrawal and the Termination Charge is two percent of the full amount deducted from the Accumulation Value of the Policy, $1,020.41 will be the total reduction in the Accumulation Value of the Policy, with $1,000.00 paid to the Policy Owner and $20.41 paid to the Company.

For a discussion of the tax consequences associated with certain withdrawals, see "FEDERAL TAX CONSIDERATIONS." The Termination Charge is not imposed upon annuitization of the Policy at the Annuity Commencement Date, nor is it imposed on the payment of a death benefit. (See "DEATH BENEFIT.") There is also no Termination Charge if the Policy and a written notice are returned to the Company within 10 days of receipt of the Policy by the Owner.

Charges to Fund A

To compensate the Company for assuming mortality and expense risks under the Policy, Fund A will incur a daily charge at an annualized rate of 1.0% of the average daily net asset value of Fund A. (The Company estimates that, of this charge, approximately 0.60% is for the assumption of mortality risks and 0.40% is for expense risks. The charge is guaranteed and may not be increased by the Company.)

In assuming the mortality risk, the Company is taking the chance that (i) the Annuitant will live longer than expected; (ii) the actuarial estimate of mortality rates during the Annuity Period may prove erroneous and Annuitants as a group will live longer than expected; and (iii) the Owner or the Annuitant will die during the Accumulation Period at a time when the death benefit guaranteed by the Company is higher than the Accumulation Value of the Policy. In addition, the Company also assumes an expense risk insofar as the actual expenses of administering the Policies may exceed the Policy Issuance Fee and the Purchase Payment Processing Fee, if any, for such expenses.

If the charge for mortality and expense risks is insufficient to cover the actual cost of these items, the Company will bear the loss. Conversely, if such charges prove to be more than sufficient, the Company will profit. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Charges to the Investment Options

Each Portfolio pays monthly investment advisory fees. The Investment Options also have direct expenses, such as legal, audit, custodial, share registration and printing expenses, which may be considered to be an indirect charge against assets. See the prospectuses for the Trust and Federated Series.

                               ACCUMULATION PERIOD

Free Look Right

An Owner has the right to review a Policy during an initial inspection period specified in the Policy and, if dissatisfied, to return it to the Company or to the agent through whom it was purchased. When the Policy is returned to the Company during the permitted period, it will be voided as if it had never been in force. The Company will ordinarily refund the Accumulation Value (which may be greater or less than the Purchase Payments received) on a Policy returned during the permitted period, unless a different amount is required. The "free look" period is at least 10 days, and may be greater depending on state requirements.

Delayed Investment Start Date

Purchase Payments are generally allocated to the Investment Divisions selected by the Owner. In certain instances, however, the Company reserves the right to allocate Purchase Payments to the Prime Money Fund II Investment Division for a period of up to 5 days beyond a "free look" inspection period before they will be invested (together with any investment gain) in any other Investment Divisions(s) designated by the Owner. If the Company elects to delay such initial investments in Investment Divisions, the delay would apply where a Contract is issued: (a) in a state which requires that Purchase Payments less withdrawals be refunded upon the exercise of (i) a "free look" right or (ii) an inspection right following a "replacement" of an existing life insurance or annuity contract; or (b) as an Individual Retirement Annuity (or as the initial investment of an Individual Retirement Account).

On the date of this Prospectus, the Company does not delay investment start dates and, should it elect to do so, it will so advise prospective investors in a Policy.

Purchase Payment Amounts


The initial Purchase Payment and any subsequent Purchase Payments must be at least $50; provided, however, that the minimum investment by means of a payroll deduction plan or monthly pre-authorized bank draft is $300 per year.

If a Purchase Payment would cause the Accumulation Value to exceed $1,000,000 or if the Accumulation Value already exceeds $1,000,000, additional Purchase Payments will be accepted only with the prior approval of the Company.

When an Accumulation Unit is Valued

The value of an Accumulation Unit is calculated each day the New York Stock Exchange is open for trading, or any day the Securities and Exchange Commission requires that the securities of mutual funds, unit investment trusts or other investment portfolios be valued. A day on which such valuation takes place is termed a "Valuation Date."

Crediting Accumulation Units

Each initial Net Purchase Payment for a Policy will be allocated to the Investment Division(s) of Fund A as specified by the Owner in the application. Each Net Purchase Payment will be credited to the Policy as specified by the Owner in the form of Accumulation Units. The number of Accumulation Units to be credited to a particular Investment Division is determined by dividing the dollar amount allocated to each specified Investment Division by such Investment Division's Accumulation Unit value next computed following the acceptance of the investment of the allocated amount by the Portfolio in which the Investment Division invests. A Policy's Accumulation Value may be allocated to no more than five Investment Divisions at any one time.


Persons desiring to purchase a Policy must send a completed application and an initial Purchase Payment to the Company at its Service Center. If the application can be accepted in the form received, the initial Purchase Payment generally will be credited to the Policy within two business days after receipt. (See "Delayed Investment Start Date.") Acceptance of any application is subject to approval by the Company. If the initial Purchase Payment cannot be credited within five business days after receipt because the application is incomplete, the Company will contact the applicant and explain the reason for the delay. The Company will not retain a Purchase Payment for more than five business days while processing an incomplete application unless it has been authorized by the purchaser.


Accumulation Unit Value

The value of an Accumulation Unit for each Investment Division was established at $10.00 for the first Valuation Period. The value of an Accumulation Unit increases or decreases in proportion to the net investment return of the Investment Division. Such value is determined by multiplying the value of an Accumulation Unit on the immediately preceding valuation date by the Net Investment Factor for the period since that date. Because the Owner bears the investment risk, there is no guarantee as to the Accumulation Value of a Policy; such value may be less than, equal to, or more than the amounts initially allocated to the Investment Divisions.

Exchange of Variable Accumulation Units

Before the Annuity Commencement Date, the Owner may exchange the value of a designated number of Accumulation Units of a particular Investment Division credited to the Policy for Accumulation Units of an equal dollar value of another Investment Division. No more than five exchanges may be made within each Policy Year. Exchanges will be made using the Accumulation Unit values described below under "Determination of Accumulation Unit Values upon Exchange." The Company reserves the right to modify the transfer privilege, or to limit the amount of or reject any exchange, as it deems appropriate at any time, to prevent abuse of the transfer and exchange privilege to the disadvantage of other Owners.

Determination of Accumulation Unit Values Upon Exchange

Following receipt of a request for any exchange by the Company at the Service Center, the Accumulation Unit Value of any Investment Division from which an exchange is made is determined at the close of the concurrent Valuation Period or, if later, at the close of the Valuation Period during which the underlying Portfolio of such Investment Division accepts and effects orders for redemption of shares relating to such exchange. Upon receipt of the redemption proceeds, the Accumulation Unit Value of any Investment Division to which an exchange is made is determined at the close of the concurrent Valuation Period or, if later, at the close of the first subsequent Valuation Period during which the underlying Portfolio of the Investment Division to which the exchange is made accepts and effects orders for purchases of shares relating to such exchange.

Net Investment Factor

The Net Investment Factor for an Investment Division's Valuation Period reflects the investment experience of the Portfolio in which the Investment Division invests as well as the charges assessed against the Investment Division. The factor is calculated by:

(1) Taking the net asset value as of the end of the current Valuation Period of the Portfolio in which the Division invests.

(2) Adding to (1) the amount of any dividend or capital gains distribution declared during the current Valuation Period by the Portfolio. A charge for taxes, if any, is subtracted from that amount.

(3) Dividing (2) by the net asset value of the Portfolio at the end of the preceding Valuation Period.

(4) Subtracting a charge not to exceed the sum of the daily mortality and expense risk charge for each day in the Valuation Period. See "CHARGES TO FUND A."

The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase or decrease or remain the same.

Accumulation Value

The Accumulation Value of a Policy on any given date is the dollar value of a Policy. It is first determined in each Investment Division by multiplying the value of an Accumulation Unit of such Investment Division on that date by the number of Accumulation Units credited to the Policy in such Investment Division. The resulting Accumulation Value of each applicable Investment Division is then totaled to determine the Accumulation Value of that Policy. The resulting value may be reduced by the amount of any applicable taxes not previously deducted.

Withdrawal Prior to Annuity Commencement Date

If permitted by any plan under which the Policy is issued, the Owner may surrender his or her interest in the Policy, in whole or in part, for cash before the Annuity Commencement Date. Such a withdrawal generally would result in adverse federal tax consequences to the Owner. These consequences could include (i) current taxation of payments received and (ii) penalties because of a premature distribution. (See "FEDERAL TAX CONSIDERATIONS.") The withdrawal value will be determined as of the end of the applicable Valuation Dates during which the withdrawal request is accepted.

Any partial withdrawal is subject to a $500 minimum and, at the Company's option, may or may not be made if it would result in reducing the Accumulation Value to less than $500 on the date of withdrawal. A withdrawal request must be accompanied by the Policy only when a complete withdrawal is requested. Both complete and partial withdrawals are subject to the possible imposition of the Termination Charge. (See "Charge for Partial and Total Withdrawals.") No withdrawals may be made after the Annuity Commencement Date.

Certain Administrative Procedures

Described below are some of the Company's current administrative procedures. The Company reserves the right to change them from time to time.


Exchanges. Exchanges of the value of Accumulation Units or Annuity Units between Investment Divisions may be made either in writing in such form as the Company may require or by telephone to the Company at the Service Center. If an exchange is made by telephone, the Owner must call the Service Center by 4:00 p.m., Eastern time, and give the Company the Owner's name, Policy number and personal identification number. Calls received after such time will be processed on the next business day. The Company will confirm the exchange over the telephone and then follow up in writing. Telephone exchanges may be made only after the Company has accepted a telephone authorization form from the Owner. See "Determination of Accumulation Unit Values Upon Exchange." The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.

Withdrawals. Requests for withdrawals may be made in writing in such form as the Company may require. Under normal conditions, the Company will usually send the withdrawal funds within seven calendar days of a withdrawal request, except as the Company may be permitted to defer such payment in accordance with the 1940 Act. (See "Charge for Partial and Total Withdrawals.")

Signature guarantees. Certain Policy changes and transactions require a signature guarantee. The signature must be guaranteed by a national bank or trust company (not a savings bank or federal savings and loan association), a member bank of the Federal Reserve System or a member firm of a national securities exchange. Currently, signatures must be guaranteed on written requests for withdrawals and exchanges, forms for change of name, Owner and Beneficiary designation, and telephone authorization forms, if not submitted with the application for the Policy.

                                 ANNUITY PERIOD

General

On the Annuity Commencement Date, the Adjusted Value of a Policy will be applied, as specified by the Owner, under one of the Annuity Options provided in the Policy or under such other Annuity Option as may be agreed to by the Company. Such value may be more or less than the amount of Net Purchase Payments. Annuity Payments may be made on a fixed or variable basis or both. Annuity Payments made on a variable basis will vary with the investment experience of the Investment Divisions to which the Adjusted Value is allocated by the Owner.

Assumed Investment Rate

The assumed investment rate used by the Company is 3.5% per year. The assumed investment rate is used to determine the first monthly Variable Annuity Payment per $1,000 of Adjusted Value. It should not be inferred that such rate will bear any relationship to the actual net investment experience of Fund A.

Election and Effective Date of Election

During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the Adjusted Value of the Policy applied on the Annuity Commencement Date under one of the Annuity Options provided in the Policy. The Owner may also change any election, but any election must be effective at least 30 days prior to the Annuity Commencement Date. This election or change may be made by filing with the Company a written election in such form as the Company may require. Any such election or change will become effective on the date it is received in good order by the Company at the Service Center.

If no such election is in effect on the 30th day prior to the Annuity Commencement Date, the Adjusted Value of the Policy will be applied under Variable Annuity Option B, for a Life Annuity with 120 monthly payments certain. (See "Annuity Options.")


Any such election may specify the proportion of the Adjusted Value of the Policy to be applied to Fund A and the Fixed Account. The election may also specify how all or any part of the Adjusted Value is to be allocated to the various Investment Divisions. In the event the election does not so specify, then 100% of the Adjusted Value of the Policy will be applied to the Prime Money Fund II Division.


Fixed Annuity

Each Fixed Annuity Payment is determined in accordance with the annuity purchase rates found in the Policy which are based on the minimum guaranteed interest rate of 3.5% per year or, if more favorable to the Payee, in accordance with annuity purchase rates found in similar fixed annuity contracts then being issued by the Company on the Annuity Commencement Date. Once established, Fixed Annuity Payments will not change regardless of investment, mortality or expense experience.

Variable Annuity

The Owner may elect to allocate all or part of the Adjusted Value of the Policy to one or more Investment Divisions of Fund A. If such election is made by the Owner, the amount of Annuity Payments will be determined as follows: On the Annuity Commencement Date, the first monthly Variable Annuity payment is determined by dividing the Adjusted Value by $1,000 and multiplying the result by the appropriate monthly Variable Annuity Payment reflected in the Policy, which is guaranteed not to change. The amount of this first monthly payment is then deducted from each Investment Division in proportion to the allocation of the Adjusted Value made by the Owner. In each Investment Division, the number of Annuity Units is determined by dividing the amount of the first payment so allocated by the Annuity Unit value for the Valuation Period which includes the seventh day prior to the Annuity Commencement Date. The number of Annuity Units in each Investment Division then remains unchanged. In each Investment Division, the value of an Annuity Unit was established at $10.00 for the first Valuation Period. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is determined by multiplying the number of Annuity Units in each Investment Division by the Annuity Unit value in that Investment Division for the Valuation Period which includes the seventh day prior to the due date of each subsequent Annuity Payment and adding the amounts so determined from each Investment Division.

Variable Annuity Unit Value

In each Investment Division, the value of an Annuity Unit in subsequent Valuation Periods is determined by multiplying the value of the Annuity Unit at the close of the preceding Valuation Period by the product of (a) the Net Investment Factor for the Valuation Period and (b) a factor determined actuarially to neutralize the Assumed Investment Rate.

Exchange of Variable Annuity Units

After the Annuity Commencement Date, the Payee may exchange the value of a designated number of Variable Annuity Units of a particular Investment Division then credited to the Policy for Variable Annuity Units of another Investment Division, the value of which would be such that the dollar amount of an Annuity Payment made on the date the exchange is completed would be unaffected by the exchange. No more than five exchanges may be made within each Policy Year. Exchanges will be made using the Annuity Unit values for the Valuation Period as described under "Determination of Accumulation Unit Values Upon Exchange." (Also, see "Certain Administrative Procedures.")

Annuity Options

The Annuity Payments provided by the Policy are Fixed Annuities or Variable Annuities or a combination of both, as elected by the Owner.

The amount applied under each Annuity Option will produce a different initial Annuity Payment and stream of payments.

No election of any Annuity Option may be made unless an initial Annuity Payment of at least $25 would be provided. If this minimum is not met, the Company reserves the right to change the frequency of Annuity Payments so that this minimum is attained.

Option A. Life Annuity: Monthly Annuity Payments during the lifetime of the Annuitant. It would be possible under this Option for the Annuitant to receive only one Annuity Payment if he or she dies prior to the due date of the second Annuity Payment, two if he or she dies before the third Annuity Payment date, and so forth.

Option B. Life Annuity with Periods Certain of 60, 120, 180 or 240 Months:
Monthly Annuity Payments during the lifetime of the Annuitant and in any event for 60, 120, 180 or 240 months certain as elected by the Owner.

Option C. Joint and Survivor Annuity: Monthly Annuity Payments payable during the joint lifetime of the Annuitant and the designated second person and during the lifetime of the survivor, at the percentage (either 100%, 75%, 662/3% or 50%) elected at the Annuity Commencement Date. No further payments will be made after the survivor's death.

Option D. Joint and Contingent Annuity: Monthly Annuity Payments during the lifetime of the Annuitant and continuing during the lifetime of the designated second person after the death of the Annuitant at the percentage (either 100%, 75%, 662/3% or 50%) elected at the Annuity Commencement Date. No further payments will be made after the survivor's death.

Option E. Fixed Payments for a Period Certain: Fixed monthly Annuity Payments for any specified period (at least five years but not exceeding 30 years), as elected.

Annuity Options A, B, C, and D are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Under Annuity Options B and E, in the event of the death of the Annuitant, the guaranteed monthly payments will be paid to the Beneficiary during the remainder of the period selected. Annuity Option E is available on a Fixed Annuity basis only. Notwithstanding the fact that a mortality risk charge is assessed against the Policy value, Annuity Option E does not involve a life contingency, and thus a mortality risk charge is incurred, but no mortality risk is assumed by the Company.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any annuity amounts payable shall be those which the proceeds applied would have purchased at the correct age and sex. After Annuity Payments have begun, the Company will pay immediately any underpayments and will deduct any overpayments from the succeeding payments as necessary for such payments to reflect the correct age or sex.

Commutation

Except as provided under "Amounts Payable on Death of Payee After Annuity Commencement Date," there shall be no right to receive, after Annuity Payments have begun, the amount available for Annuity Payments in advance of the time specified in the Annuity Option selected or automatically placed in effect.

                                  DEATH BENEFIT

Death Benefit Provided by the Policy

If the Annuitant is not the Owner and the Owner dies while the Policy is in effect, while the Annuitant is living, and before the Annuity Commencement Date, the Company, upon receipt of due proof of death of the Owner, will pay a death benefit to the Owner's Beneficiary. (For Policies owned by non-natural persons, the Annuitant will be deemed to be the Owner for this purpose and the death or a change of the Annuitant shall be treated as the death of the Owner.) If there is no Owner's Beneficiary living on the date of death of the Owner, the Company will pay the death benefit, upon receipt of due proof of the death of both the Owner and the Owner's Beneficiary, in one sum to the estate of the Owner. If the Owner's Beneficiary is not an individual or the death benefit is payable to the Owner's estate, the death benefit must be distributed within five years of the Owner's death. If the Owner's Beneficiary is an individual, such individual may receive payments in a lump sum or over a period of years not exceeding his or her life expectancy beginning not later than one year after the Owner's death. If the Owner's spouse is the Owner's Beneficiary, the spouse may elect to keep the Policy in effect and become the new Owner. If the Annuitant is not the Owner and the Owner dies before the Annuity Commencement Date, except in the case of a spouse who elects to become the new Owner, all rights of the Annuitant cease upon the Owner's death.

If the Annuitant (other than an Annuitant who is also the Owner or who is deemed to be the Owner as discussed above) dies while the Policy is in effect, while the Owner is living, and before the Annuity Commencement Date, the Company, upon receipt of due proof of death, will pay a death benefit to the Annuitant's Beneficiary, either in a lump sum or under one of the Annuity Options as provided under "Election and Effective Date of Election" below. If there is no Annuitant's Beneficiary living on the date of death of the Annuitant, the Company will pay the death benefit in a lump sum to the Owner upon receipt of due proof of the death of both the Annuitant and the Annuitant's Beneficiary.

When the Annuitant is also the Owner, any Death Benefits payable will be payable to the Annuitant's Beneficiary.

The Policy provides that upon the death of the Annuitant prior to the Annuity Commencement Date, the death benefit will be paid to the named Beneficiary.


On or after the Annuity Commencement Date, no death benefit will be payable under the Policy except as may be provided under the Annuity Option elected or automatically placed in effect. In the event of the death of the Owner after the Annuity Commencement Date, benefits must be distributed at least as rapidly as the method of distribution in effect on the Owner's death.

Election and Effective Date of Election

During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the death benefit of the Policy applied under one of the Annuity Options (see "Annuity Options") to effect a Variable Annuity, a Fixed Annuity, or a combination of both, for the Annuitant's Beneficiary as Payee after the death of the Annuitant or for the Owner's Beneficiary as Payee after the death of the Owner. This election may be made and subsequently revoked by filing with the Company a written election or revocation of an election in such form as the Company may require. Any election or revocation of an election of a method of settlement of the death benefit by the Owner will become effective on the date it is received in good order by the Company at the Service Center. If no election of a method of settlement of the death benefit is in effect on the date of death, the Annuitant's Beneficiary or the Owner's Beneficiary, as the case may be, may elect (a) to receive the death benefit in the form of a lump-sum payment in which event the Policy will be canceled; or
(b) to have the death benefit of the Policy applied under one of the Annuity Options to effect (so long as the requirements in the "Death Benefit Provided by the Policy" section are met) a Variable Annuity, a Fixed Annuity, or a combination of both. This election may be made by filing with the Company a written election in such form as the Company may require. Any written election of a method of settlement of the death benefit will become effective on the later of: (a) the date the election is received in good order by the Company at the Service Center; or (b) the date due proof of the death of the Owner or the Annuitant, as applicable, is received by the Company at the Service Center. If a written election is not received by the Company within 60 days following the date due proof of death is received by the Company at the Service Center, the Annuitant's Beneficiary or the Owner's Beneficiary, as the case may be, if an individual, shall be deemed to have elected Variable Annuity Option B, for a life annuity with 120 months certain as of the last day of the sixty-day period.

Amounts Payable on Death of Payee After Annuity Commencement Date

In the event of the death of a Payee on or after the Annuity Commencement Date, and prior to the expiration of a period certain under Annuity Option B or Annuity Option E, Annuity Payments for the remainder of such period certain will be paid to (a) the Annuitant's Beneficiary as such payments come due; or (b) the estate of the deceased Payee, if there is no Annuitant's Beneficiary then living, in a lump sum equal to the commuted value of such payments. All payments made in one sum by the Company are made in lieu of paying any remaining Annuity Payments under any Annuity Option then in effect. For Annuity Payments being made on a variable basis, the commuted value will be based on interest compounded annually at the assumed investment rate, and for Annuity Payments being made on a fixed basis, at the interest rate initially used in determining the amount for each payment. For Variable Annuity Payments, this calculation will also be based on the assumptions that the Annuity Unit values applicable to the remaining payments will be the Annuity Unit values for the Valuation Period which ends on the day before the date of the determination and that these values will remain unchanged thereafter.

Payment of Death Benefit

If the death benefit is to be paid in one sum to a Beneficiary, payment will be made within seven days of the date the Policy and due proof of death are received by the Company at the Service Center, except as the Company may be permitted to defer such payment in accordance with the 1940 Act. (See "DEFERMENT.") In the event of the death of either the Owner or the Annuitant prior to the Annuity Commencement Date, if settlement under one of the Annuity Options has been properly elected, the Annuity Commencement Date will be the business day immediately following the date of receipt of both the election and due proof of death by the Company at the Service Center.

Amount of Death Benefit

If Annuity Payments have not begun, the death benefit is equal to the greater of
(a) the Accumulation Value or (b) the sum of all Net Purchase Payments made under the Policy, less the sum of all amounts withdrawn.

The Accumulation Unit values used in determining the amount of the death benefit will be those determined at the close of the Valuation Period in which due proof of death and the Policy are received by the Company at the Service Center.

                                    DEFERMENT

The Company will ordinarily pay the value of any Policy, or will apply such amount to provide an annuity, within seven days after receipt of the proper request. However, the Company may defer any determination of the value to be paid and payment or any application of such amount for (i) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading thereon is restricted by the Securities and Exchange Commission; (ii) any period during which an emergency exists as a result of which it is not reasonably practicable to sell securities or fairly determine Accumulation Unit values or Annuity Unit values; or (iii) such other period as the Securities and Exchange Commission or other regulatory authority may permit for the protection of persons having an interest in Fund A.

                           RETIREMENT PLAN CONDITIONS

A Policy acquired in connection with a retirement plan or trust agreement may be subject to special tax consequences. Such plans may also limit the exercise by their participants of certain rights granted by a Policy. For example, although the Policy permits surrender of the value of a participant's Policy, the plan or trust pursuant to which the Policy was issued may not authorize the participant to exercise such right. Further, the plan or trust may provide that (i) only the Owner may exercise such right or (ii) only the Owner may exercise such right subject to the direction of the participants. Certain plans or trusts may require that a participant acquire a 100% vested or nonforfeitable interest in the benefits provided by the plan or trust before a participant may exercise any of the rights provided by the Policy. Applicants should review plans or trusts carefully and consult their tax advisers before purchasing a Policy.

                              OWNERSHIP PROVISIONS

Owner

The Policy will belong to the Owner. All Policy rights and privileges may be exercised by the Owner without the consent of any Owner's Beneficiary, Annuitant or Annuitant's Beneficiary not irrevocably named, or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant except as otherwise provided in the Policy. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Annuitant's Beneficiary becomes the Owner on the death of the Annuitant after the Annuity Commencement Date.

Change of Ownership

Ownership of a Qualified Policy may be transferred: (i) to the Annuitant; (ii) to a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code; (iii) to the trustee of an Individual Retirement Account qualified under Section 408 of the Code for the benefit of the Owner; or (iv) as otherwise permitted from time to time by laws and regulations governing retirement or deferred compensation plans for which a Qualified Policy may be issued. Subject to the foregoing, a Qualified Policy may not be assigned, alienated, garnished, attached or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company. The Owner of a Non-Qualified Policy may change the ownership of the Policy during the lifetime of the Annuitant and prior to the Annuity Commencement Date. The transfer of ownership may result in adverse federal tax consequences for the Owner. A change of ownership will not be binding upon the Company until written notification is received by the Company at the Service Center and will be effective as of the date on which the request for change was signed by the Owner; however, the change will be without prejudice to the Company on account of any action taken by the Company prior to receiving notice of the change.

Assignment

A Policy may be assigned at any time before the Annuity Commencement Date unless restricted. For any assignment to be binding on the Company, the Company must receive a signed copy of it at the Service Center. The Company assumes no responsibility for the validity of any assignment. Any claim made under an assignment is subject to proof of interest and the extent of that interest.

                            BENEFICIARY DESIGNATIONS

The Owner's Beneficiary and Annuitant's Beneficiary designations contained in the application will remain in effect until changed. Subject to any irrevocable designation, the Owner may change or revoke the designation of an Owner's Beneficiary or Annuitant's Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received in good order at the Service Center. When it is so received, the change will be effective as of the date on which the designation was signed; however, the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.

                           OTHER CHANGES IN THE POLICY

Only the President, Senior Vice President, Vice President, Secretary or Assistant Secretary of the Company has the authority to change any of the terms of the Policy or waive any of the Company's rights. Any such change or waiver must be in writing and endorsed on the Policy.

                           FEDERAL TAX CONSIDERATIONS


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general and certain tax qualified deferred compensation plans. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


General

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For Non-Qualified Policies, this cost basis is generally the purchase payments, while for Qualified Policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Policy (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans, there may be no cost basis in the Policy within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Policies should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, Fund A is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy.

The Company intends that all Portfolios of the Trust underlying the Policies will be managed by the Investment Adviser for the Trust, and that Prime Money Fund II will be managed by its investment adviser to comply with the diversification requirements set forth in section 817(h) of the Code and Treasury Regulation 1.817-5 promulgated thereunder.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of Fund A will cause the Owner to be treated as the owner of the assets of Fund A, thereby resulting in the loss of favorable tax treatment for the Policy. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of Fund A resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to receipt of payments under the Policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of Fund A.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

Policies Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Policies will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Policies held by a trust or other entity as an agent for a natural person or to Policies held by a tax-qualified retirement plan described in sections 401, 403(a), 403(b), 408, or 457 of the Code. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

Multiple Policies

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Tax Treatment of Assignments

An assignment or pledge of a Policy may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Policies.

Income Tax Withholding

All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholdings done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includable in gross income (i.e., return of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


Omitted Paragraphs -


Qualified Plans

The Policies offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law. The following general descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a Qualified Plan.

Policies issued pursuant to Qualified Plans include special provisions restricting Policy provisions that may otherwise be available as described in this Prospectus. Generally, Policies issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Policies. (See "Tax Treatment of Withdrawals-Qualified Policies.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under the Title VII of the Civil Rights Act of 1964, vary between men and women. The Policies sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


Omitted Paragraphs -

Section 457-Deferred Compensation Plans. Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includable in the employee's gross income until distributed from the Plan.


Tax Treatment of Withdrawals-Qualified Policies


In the case of a withdrawal under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on a ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72 (m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order ; and (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed at least 12 weeks. The exceptions stated in
(d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 701/2 , or retires, whichever is later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year may be subject to an additional 15% excise tax unless an exemption applies.

Omitted Paragraph


Tax Advice and Other Taxes

The description in this Prospectus of the federal tax treatment of amounts invested and received under the Policies is not intended as tax advice and is for general informational purposes only. For complete information on such federal and state tax consequences, a competent tax adviser should be consulted.

The discussion of federal tax consequences in this Prospectus is based on the law in effect on the date of this Prospectus, which is subject to change. Tax laws affecting variable annuities have changed in recent years and numerous proposals for additional changes continue to be considered by the IRS and Congress.

                    DISTRIBUTION OF VARIABLE ANNUITY POLICIES


First Variable Capital Services, Inc. ("FVCS"), a wholly-owned subsidiary of the Company, is the distributor of the Policies. The Policies are sold by broker-dealers who are members of the National Association of Securities Dealers,

Inc. ("NASD"). FVCS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is also a member of the NASD.


                                LEGAL PROCEEDINGS


There are no material pending legal proceedings to which Fund A, FVCS or the Company is a party.


                                PERIODIC REPORTS

During the Accumulation Period, the Company will send the Owner, at least once during each Policy Year, a statement showing the number, type and value of the Accumulation Units credited to the Policy, which statement shall be accurate as of a date not more than two months prior to the date of mailing. In addition, the Owner will receive such reports or prospectuses concerning Fund A and the Investment Options as may be required by the 1940 Act and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Policy as may be required by applicable laws, rules and regulations.

                                STATE REGULATION

The Company is subject to the laws of Arkansas governing life insurance companies and to regulation by the Arkansas Commissioner of Insurance (the "Commissioner"). An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 of each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review and examination by the Commissioner at all times, and a full examination of its operations is conducted by regulatory authorities at least once every three years.

In addition, the Company is subject to the insurance laws and regulations of the other jurisdictions in which it is licensed to do business. Generally, the insurance departments of such jurisdictions apply the laws of Arkansas in determining the permissible investments of the Company.

                              RESERVATION OF RIGHTS

The Company reserves the right at any time to add or delete certain types of Policies for sale. The Company also reserves the right, in compliance with applicable law (including any required approval by the Securities and Exchange Commission), to make available additional mutual funds and additional Portfolios of the Trust in order to enhance the investment choices available to Owners. The Company has agreed with the Securities and Exchange Commission that Fund A will invest only in mutual funds which have undertaken to have a board of directors (a majority of whom are not interested persons of the mutual fund) which would formulate and approve any plan under Rule 12b-1 of the 1940 Act to finance distribution expenses. The Company reserves the right, subject to compliance with applicable law, to change the name of Fund A.

                                    INQUIRIES


Any inquiries by an Owner about a Policy should be directed to the Company's Service Center at (800) 385-4312.


                                 PRIOR POLICIES


The Company previously issued variable annuity policies funded in Fund A, which continue to be funded in Fund A on the date of this Prospectus. These policies were issued to: (i) individuals who wanted an annuity policy outside the scope of an employer-sponsored plan or an individual retirement annuity; (ii) employees covered under employer pension, profit-sharing, annuity and certain deferred compensation plans qualified under the Code; or (iii) individuals through an individual retirement annuity described in Section 408(b) of the Code.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


      General Information and History..................................
      Independent Auditors.............................................
      Legal Opinions...................................................
      Underwriter......................................................
      Custody of Assets
      Yield Calculation for Prime Money Fund II Division...............
      ARDC Performance Information.....................................
      Financial Statements.............................................

                                     PART B

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

                          FIRST VARIABLE ANNUITY FUND A


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS DOCUMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED THE SAME DATE AS THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF THE PROSPECTUS MAY BE OBTAINED BY WRITING OR CALLING THE COMPANY AT 323 CENTER STREET, SUITE 1200, THE TOWER BUILDING, LITTLE ROCK, AR 72201, (501) 374-4800.


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


General Information and History........................................

Independent Auditors...................................................

Legal Opinions.........................................................

Underwriter............................................................

Custody of Assets

Yield Calculation for Prime Money Fund II Division

ARDC Performance Information

Financial Statements...................................................


      First Variable Life Insurance Company, Depositor.

                         GENERAL INFORMATION AND HISTORY

      First Variable Annuity Fund A ("Fund A") is a separate account of the Company. The Company is a wholly-owned subsidiary of Irish Life of North America, Inc. which is a beneficially-owned subsidiary of Irish Life plc Dublin, Republic of Ireland. Information regarding the Company, its ownership and history is contained in the Prospectus.

                              INDEPENDENT AUDITORS


      The Company's independent auditor is Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. The consolidated balance sheets for the Company as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholder's equity and cash flows for the years then ended and for the period September 22, 1994 through December 31, 1994, and the financial statements for First Variable Annuity Fund A as of December 31, 1996 and for the periods indicated included in this Statement of Additional Information, which is incorporated by reference into the Prospectus, have been so included in reliance on the report of Ernst & Young LLP, independent auditors, given on the authority of said Firm as experts in auditing and accounting.


                                 LEGAL OPINIONS


      Legal matters in connection with the Contracts have been reviewed by the Company's Legal Department. Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and tax laws.


                                   UNDERWRITER

      First Variable Capital Services, Inc. ("FVCS"), a wholly-owned subsidiary of the Company, is the principal underwriter of the Policies. Registered representatives of other broker-dealers who are members of the National Association of Securities Dealers, Inc., ("NASD") and who are authorized by FVCS will sell the Contract. FVCS is registered with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 as a broker-dealer and is also a member of the NASD. The Policies are offered on a continuous basis.

                                CUSTODY OF ASSETS

      The Company holds the assets of Fund A. These assets are held separate and apart from the General Account.


               YIELD CALCULATION FOR PRIME MONEY FUND II DIVISION

      The Prime Money Fund II Division of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1996, the annualized yield for the Prime Money Fund II Division was 5.25% and the effective yield was 5.34%.

      For the seven calendar days ending December 31, 1996, the annualized and effective yields for the Prime Money Fund II Division are based on the performance of shares of the VIST Cash Management Portfolio then held by the Division.

      The current yield of the Prime Money Fund II Division is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Investment Division at the beginning of the period, subtracting the Mortality and Expense Risk Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

      The Prime Money Fund II Division computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Prime Money Fund II Division assets.

      Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

                          ARDC PERFORMANCE INFORMATION


      From time to time, the Company may advertise performance data for Policies issued to the Arkansas Deferred Compensation Plan. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deductions of a 1.00% Mortality and Expense Risk Charge and the investment advisory fee for the underlying Portfolio being advertised.

      The annualized total returns as of December 31, 1996 of each Investment Division are listed below:

                               1 Year         5 Year          Life of Fund
                               ------         ------          ------------
Growth *                       22.062%        10.924%           11.071%
Growth & Income                  --             --              (9.637%)
High Income                    10.834%         8.744%            8.958%
Matrix Equity**                 1.494%         9.463%           11.996%
Multiple Strategies            14.819%        10.671%            9.668%
Small Cap Growth***              --             --              (1.193%)
US Government Bond              (.690%)        5.679%            7.053%
World Equity                    9.015%        10.356%            7.222%

* Prior to May 1, 1997, the Growth Division was known as the "Common Stock Division. A ten year annualized total return is shown instead of Life of Fund.

**    Prior to May 1, 1997, the Matrix Equity Division was known as the "Tilt
Utility Division" and had different investment policies.

***   Prior to May 1, 1997, the  Small Cap Growth  Division was known as the
"Small Cap Division."

      The Company may also advertise non-standardized performance information which does not include all charges.


      The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of time periods described. The formula used in these calculations is:

                       [P(1 + T) to the power of n] = ERV

Where:
      P    = a hypothetical initial payment of $1,000
      T    = average annual total return
      n    = number of years
      ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Investment Division (other than the Cash Management and Prime Money Fund II Investment Divisions) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                         Yield = 2 [((a-b)/cd + 1)^ 6-1]
      a = Net investment income earned during the period by the Trust attributable to shares owned by the Sub-Account.

      b = Expenses accrued for the period (net of reimbursements).

      c = The average daily number of Accumulation Units outstanding during the period.

      d = The maximum offering price per Accumulation Unit on the last day of the period.


      The US Government Bond Investment Division's yield for the period ended December 31, 1996 was 6.38%.

      The High Income Bond Investment Division's yield for the period ended December 31, 1996 was 8.51%.


      Owners should note that the investment results of each Investment Division will fluctuate over time, and any presentation of the Investment Division's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                              FINANCIAL STATEMENTS


      The financial statements of Fund A as of December 31, 1996 and the consolidated financial statements of the Company, as of December 31, 1996 and 1995 and for the period September 22, 1994 through December 31, 1994 are provided in this Statement of Additional Information.

                              Financial Statements

      First Variable Life Insurance Company--First Variable Annuity Fund A

                          Year ended December 31, 1996

                Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors of First Variable Life Insurance Company and Contract Owners of First Variable Annuity Fund A

We have audited the accompanying statement of assets and contract owners' equity of First Variable Life Insurance Company--First Variable Annuity Fund A as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 1996 by correspondence with Variable Investors Series Trust. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Variable Life Insurance Company--First Variable Annuity Fund A at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



                                       s/Ernst & Young LLP
                                       -----------------------------
                                       Ernst & Young LLP

Boston, Massachusetts
January 31, 1997

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 1996

                                                               High                             U.S.               Growth
                                        Cash      Common      Income    Multiple     Tilt    Government   World       &      Small
                                     Management   Stock        Bond    Strategies  Utility      Bond      Equity    Income    Cap
                            Total     Division   Division    Division   Division   Division   Division   Division  Division Division
                         -----------------------------------------------------------------------------------------------------------
Assets
Investments in Variable
  Investors Series Trust
  at value (cost
  $25,640,486)           $31,761,702  $945,678  $25,373,805  $308,845  $1,464,994  $508,276  $2,043,358  $945,482  $24,398  $146,866
Receivable from First
  Variable Life
  Insurance Company            1,633                  1,633
                         -----------------------------------------------------------------------------------------------------------
Total assets             $31,763,335  $945,678  $25,375,438  $308,845  $1,464,994  $508,276  $2,043,358  $945,482  $24,398  $146,866
                         ===========================================================================================================

Contract owners' equity
Annuity contracts in
  payment period         $    39,321            $    39,321
Variable annuity
  contract owners'
  equity                  31,724,014  $945,678   25,336,117  $308,845  $1,464,994  $508,276  $2,043,358  $945,482  $24,398  $146,866
                         -----------------------------------------------------------------------------------------------------------

Total contract owners'
  equity                 $31,763,335  $945,678  $25,375,438  $308,845  $1,464,994  $508,276  $2,043,358  $945,482  $24,398  $146,866
                         ===========================================================================================================

See accompanying notes.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

                             Statement of Operations

                          Year ended December 31, 1996

                                                                          High                                   U.S.
                                                   Cash       Common     Income     Multiple                  Government     World
                                                Management    Stock       Bond     Strategies   Tilt Utility     Bond       Equity
                                        Total    Division    Division   Division    Division      Division    Division(1)  Division
Investment income:
   Dividends                         $1,950,917   $38,245   $1,509,928   $20,144     $160,290     $ 36,735    $ 158,988     $26,288

Expenses:
  Fees paid to First Variable Life
    Insurance Company:
    Risk and administrative charges     311,579     8,232      252,873     2,820       12,869        4,751       21,191       8,466
                                     ----------------------------------------------------------------------------------------------
Net investment income (loss)          1,639,338    30,013    1,257,055    17,324      147,421       31,984      137,797      17,822

Realized and unrealized gain (loss)
  on investments:
    Realized gain (loss) on
      Series Trust:
        Variable Investors Series
          Trust shares redeemed       1,753,700              1,743,373    (6,197)       5,073        6,391      (13,075)     18,648
    Net unrealized appreciation
      (depreciation) on investments
      during the year                 2,508,047              2,495,804    23,690       46,232      (21,107)     (95,325)     56,123
                                     ----------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments               4,261,747              4,239,177    17,493       51,305      (14,716)    (108,400)     74,771
                                     ----------------------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations          $5,901,085   $30,013   $5,496,232   $34,817     $198,726     $ 17,268   $   29,397     $92,593
                                     ==============================================================================================

                                         Growth
                                           &          Small
                                         Income        Cap
                                       Division(1) Division(1)
Investment income:
   Dividends                             $ 193     $   106

Expenses:
  Fees paid to First Variable Life
    Insurance Company:
    Risk and administrative charges         82         295
                                     -------------------------
Net investment income (loss)               111        (189)

Realized and unrealized gain (loss)
  on investments:
    Realized gain (loss) on
      Series Trust:
        Variable Investors Series
          Trust shares redeemed           (233)       (280)
    Net unrealized appreciation
      (depreciation) on investments
      during the year                      536       2,094
                                     -------------------------
Net realized and unrealized gain
  (loss) on investments                    303       1,814
                                     -------------------------

Net increase in net assets
  resulting from operations              $ 414      $1,625
                                     =========================

See accompanying notes.

(1) From commencement of operations, May 1, 1996.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

                       Statements of Changes in Net Assets

                     Years ended December 31, 1996 and 1995

                                                                Cash Management           Common Stock            High Income Bond
                                            Total                  Division                 Division                  Division
                                       1996          1995       1996        1995        1996         1995       1996          1995
                                   -------------------------------------------------------------------------------------------------
Operations
Net investment income (loss)       $ 1,639,338   $ 1,564,252  $ 30,013    $ 38,742  $ 1,257,055  $ 1,175,066  $ 17,324     $ 19,636
Realized gain (loss) on Variable
  Investors Series Trust shares
  redeemed                           1,753,700       772,984                          1,743,373      777,822    (6,197)      (5,069)
Net unrealized appreciation
  (depreciation) on investments
  during the period                  2,508,047     4,940,911                          2,495,804    4,398,703    23,690       23,145
                                   -------------------------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations           5,901,085     7,278,147    30,013      38,742    5,496,232    6,351,591    34,817       37,712
                                   -------------------------------------------------------------------------------------------------

From contract owner transactions
Net proceeds from sale of
  accumulation units                 1,746,244     1,085,371    25,028      33,362      962,137      676,552    57,090       58,539
Cost of accumulation units
  terminated and exchanged          (4,701,471)   (3,219,454)   12,260     (61,234)  (4,419,986)  (1,853,327)  (33,687)     (48,569)
                                   -------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from contract owner transactions  (2,955,227)   (2,134,083)   37,288     (27,872)  (3,457,849)  (1,176,775)   23,403        9,970
                                   -------------------------------------------------------------------------------------------------

Increase (decrease) in net assets    2,945,858     5,144,064    67,301      10,870    2,038,383    5,174,816    58,220       47,682
Net assets at beginning of period   28,817,477    23,673,413   878,377     867,507   23,337,055   18,162,239   250,625      202,943
                                   -------------------------------------------------------------------------------------------------

Net assets at end of period        $31,763,335   $28,817,477  $945,678    $878,377  $25,375,438  $23,337,055  $308,845     $250,625
                                   =================================================================================================

                                        Multiple Strategies
                                              Division
                                        1996          1995
                                   ----------------------------
Operations
Net investment income (loss)        $  147,421    $   96,183
Realized gain (loss) on Variable
  Investors Series Trust shares
  redeemed                               5,073        21,604
Net unrealized appreciation
  (depreciation) on investments
  during the period                     46,232       192,197
                                   ----------------------------
Net increase in net assets
 resulting from operations             198,726       309,984
                                   ----------------------------

From contract owner transactions
Net proceeds from sale of
  accumulation units                   191,831       115,442
Cost of accumulation units
  terminated and exchanged            (118,256)     (539,579)
                                   ----------------------------
Increase (decrease) in net assets
  from contract owner transactions      73,575      (424,137)
                                   ----------------------------

Increase (decrease) in net assets      272,301      (114,153)
Net assets at beginning of period    1,192,693     1,306,846
                                   ----------------------------

Net assets at end of period         $1,464,994    $1,192,693
                                   ============================

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

                 Statements of Changes in Net Assets (continued)

                     Years ended December 31, 1996 and 1995

                                                                                                              Growth &
                                                 Tilt Utility      U.S. Government Bond      World Equity      Income     Small Cap
                                                   Division              Division              Division      Division(1) Division(1)
                                                1996      1995       1996        1995      1996      1995        1996       1996
                                              --------------------------------------------------------------------------------------
Operations
Net investment income (loss)                  $ 31,984  $ 16,658  $  137,797  $  185,499  $ 17,822  $ 32,468   $   111  $   (189)
Realized gain (loss) on Variable Investors
   Series Trust shares redeemed                  6,391        61     (13,075)    (40,854)   18,648    19,420      (233)     (280)
Net unrealized appreciation (depreciation) on
   investments during the period               (21,107)   76,734     (95,325)    189,344    56,123    60,788       536     2,094
                                              --------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                   17,268    93,453      29,397     333,989    92,593   112,676       414     1,625
                                              --------------------------------------------------------------------------------------

From contract owner transactions
Net proceeds from sale of accumulation units   127,302    76,157      93,089      23,640   176,494   101,679    25,033    88,240
Cost of accumulation units terminated
   and exchanged                               (56,130)  (14,446)   (132,616)   (702,471)   (9,008)      172    (1,049)   57,001
                                              --------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   contract owner transactions                  71,172    61,711     (39,527)   (678,831)  167,486   101,851    23,984   145,241
                                              --------------------------------------------------------------------------------------

Increase (decrease) in net assets               88,440   155,164     (10,130)   (344,842)  260,079   214,527    24,398   146,866
Net assets at beginning of period              419,836   264,672   2,053,488   2,398,330   685,403   470,876
                                              --------------------------------------------------------------------------------------

Net assets at end of period                   $508,276  $419,836  $2,043,358  $2,053,488  $945,482  $685,403   $24,398  $146,866
                                              ======================================================================================

See accompanying notes.

(1) From commencement of operations, May 1, 1996.

                    First Variable Life Insurance Company---
                          First Variable Annuity Fund A

                          Notes to Financial Statements

                                December 31, 1996

1.  Organization

First Variable Annuity Fund A (the Fund) is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Each of the nine investment divisions of the Fund is invested solely in the shares of the nine corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

First Variable Life is a wholly-owned subsidiary of Irish Life of North America, Inc. (ILoNA), which is a wholly-owned subsidiary of Irish Life, plc. (Irish
Life) of Dublin, Ireland. First Variable Life is domiciled in the State of Arkansas.

The assets of the Fund are not available to meet the general obligations of First Variable Life or ILoNA and are held for the exclusive benefit of the contract owners participating in the Fund.

The Small Cap Division and the Growth & Income Division commenced operations on May 1, 1996.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments

The investments in shares of the Trust are stated at the net asset value per share of the respective portfolios of the Trust. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares sold and redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Trust are reinvested in additional shares of the Trust and are recorded as income by the Fund on the ex-dividend date.

                    First Variable Life Insurance Company---
                          First Variable Annuity Fund A

                    Notes to Financial Statements (continued)

2.  Significant Accounting Policies (continued)

Federal Income Taxes

For federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  Investments

The following table presents selected data for investments in each of the Portfolios of the Trust at December 31, 1996:

                                       Number
                                     of Shares       Cost      Net Asset Value
                                  --------------------------------------------

Cash Management Portfolio              945,678    $   945,678      $   945,678
Common Stock Portfolio                 828,579     19,322,324       25,373,805
High Income Bond Portfolio              33,674        302,478          308,845
Multiple Strategies Portfolio          115,361      1,382,482        1,464,994
Tilt Utility Portfolio                  33,327        493,581          508,276
U.S. Government Bond Portfolio         205,586      2,212,214        2,043,358
World Equity Portfolio                  62,773        813,095          945,482
Growth & Income Portfolio                1,964         23,862           24,398
Small Cap Portfolio                      9,151        144,772          146,866
                                                ------------------------------

Totals                                            $25,640,486      $31,761,702
                                                ==============================

                    First Variable Life Insurance Company---
                          First Variable Annuity Fund A

                          Notes to Financial Statements

4.  Contract Owners' Equity

Variable annuity contract owners' equity at December 31, 1996 consists of the following:

                                Accumulation Units  Accumulation Unit
                                                          Value        Equity
                               -------------------------------------------------

Cash Management Division            62,129.821            15.221     $   945,678
Common Stock Division              117,250.155           216.086      25,336,117
High Income Bond Division           13,293.376            23.233         308,845
Multiple Strategies Division        59,244.338            24.728       1,464,994
Tilt Utility Division               19,095.199            26.618         508,276
U.S. Government Bond Division      104,173.235            19.615       2,043,358
World Equity Division               51,343.036            18.415         945,482
Growth & Income Division             2,632.499             9.268          24,398
Small Cap Division                  14,492.402            10.134         146,866
                                                                     -----------

Total                                                                $31,724,014
                                                                     ===========

5.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of Trust shares by the Fund during the year ended December 31, 1996 are shown below:

                                                    Purchases          Sales
                                                    ---------------------------

Cash Management Portfolio                           $  489,426       $  422,125
Common Stock Portfolio                               2,610,258        4,812,903
High Income Bond Portfolio                              79,449           38,722
Multiple Strategies Portfolio                          362,856          141,858
Tilt Utility Portfolio                                 155,898           52,742
U.S. Government Bond Portfolio                         393,343          295,074
World Equity Portfolio                                 289,021          103,713
Growth & Income Portfolio                               27,641            3,546
Small Cap Portfolio                                    149,374            4,322
                                                    ---------------------------

Totals                                              $4,557,266       $5,875,005
                                                    ===========================

                    First Variable Life Insurance Company---
                          First Variable Annuity Fund A

                          Notes to Financial Statements

6.  Expenses

First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of 0.6% for mortality risks and 0.4% for expense risks. Such charges totaled $311,579 for the year ended December 31, 1996.

7.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

8.  Principal Underwriter and General Distributor

First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Board of Directors and Stockholder
First Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of First Variable Life Insurance Company (the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended and for the period September 22, 1994 (date operations acquired) through December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for the years then ended and for the period September 22, 1994 (date operations acquired) through December 31, 1994, in conformity with generally accepted accounting principles.


                                       s/Ernst & Young LLP
                                       ---------------------------
                                       ERNST & YOUNG LLP


Boston, Massachusetts
February 7, 1997

                      First Variable Life Insurance Company

                           Consolidated Balance Sheets

                                                             December 31
                                                          1996          1995
                                                      --------------------------
Assets
Investments:
  Fixed maturities--available-for-sale, at
    market (amortized cost: 1996--$278,305,000;
    1995--$290,943,000)                               $294,195,000  $319,589,000
  Equity securities, at market value
    (cost: $684,000 in 1996 and 1995)                      691,000       322,000
  Other invested assets                                     94,000          --
                                                      --------------------------
Total investments                                      294,980,000   319,911,000

Cash and cash equivalents                                2,433,000     5,585,000
Accrued investment income                                5,636,000     5,943,000
Deferred policy acquisition costs                        5,486,000     3,046,000
Value of insurance in force acquired                    19,494,000    16,733,000
Property and equipment, less allowances for
  depreciation of $508,000 in 1996 and $228,000
  in 1995
                                                           649,000       739,000
Goodwill, less accumulated amortization of
  $329,000 in 1996 and $183,000 in 1995                  2,594,000     2,740,000
Other assets                                             2,273,000       151,000
Assets held in separate accounts                       176,306,000   132,176,000

                                                      --------------------------
Total assets                                          $509,851,000  $487,024,000
                                                      ==========================

Liabilities and stockholder's equity
Liabilities:
  Future policy benefits for annuity products         $239,509,000  $255,694,000
  Unearned revenue reserve                                  52,000          --
  Supplementary contracts without life contingencies    21,008,000    19,543,000
  Deferred income tax liability                          5,642,000     7,826,000
  Other liabilities                                        938,000     1,128,000
  Liabilities related to separate accounts             176,306,000   132,176,000
                                                      --------------------------
Total liabilities                                      443,455,000   416,367,000

Commitments and contingencies

Stockholder's equity:
  Capital stock, par value $1.00 per share--
    authorized 3,500,000 shares, issued and
    outstanding 2,500,000 shares
                                                         2,500,000     2,500,000
  Additional paid-in capital                            53,104,000    53,104,000
  Net unrealized investment gains                        7,324,000    13,189,000
  Retained earnings                                      3,468,000     1,864,000
Total stockholder's equity                              66,396,000    70,657,000
                                                      --------------------------

Total liabilities and stockholder's equity            $509,851,000  $487,024,000
                                                      ==========================

See accompanying notes.

                      First Variable Life Insurance Company

                        Consolidated Statements of Income

                                                                                        Period from
                                                                                 September 22, 1994 (date
                                                                                    operations acquired)
                                                      Year ended December 31              through
                                                         1996         1995           December 31, 1994
                                                     ----------------------------------------------------
Revenues:
   Annuity product charges                           $ 2,408,000  $ 1,786,000            $  344,000
   Net investment income                              23,458,000   23,465,000             5,318,000
   Realized gains on investments                         972,000      900,000               541,000
   Other income                                        1,114,000      829,000               178,000
                                                     ----------------------------------------------------
Total revenues                                        27,952,000   26,980,000             6,381,000

Benefits and expenses:
   Annuity benefits                                   16,336,000   16,694,000             4,038,000
   Underwriting, acquisition and insurance expenses
                                                       7,275,000    6,600,000             1,281,000
   Management fee paid to parent                         480,000      480,000               120,000
   Other expenses                                      1,421,000    1,269,000               214,000
                                                     ----------------------------------------------------
Total benefits and expenses                           25,512,000   25,043,000             5,653,000
                                                     ----------------------------------------------------
Income before income taxes                             2,440,000    1,937,000               728,000

Income taxes                                             836,000      666,000               135,000
                                                     ----------------------------------------------------

Net income                                           $ 1,604,000  $ 1,271,000            $  593,000
                                                     ====================================================

See accompanying notes.

                      First Variable Life Insurance Company

           Consolidated Statements of Changes in Stockholder's Equity

                                                                          Net
                                                                       Unrealized
                                                       Additional      Investment                          Total
                                           Capital       Paid-in          Gains           Retained      Stockholder's
                                            Stock        Capital         (Losses)         Earnings          Equity
                                       ------------------------------------------------------------------------------
Initial capitalization on
  September 22, 1994                    $1,500,000    $49,104,000                                      $50,604,000
  Issuance of 1,000,000 shares of
    capital stock pursuant to stock
    dividend                             1,000,000     (1,000,000)                                              --
  Net income for 1994                           --             --                       $  593,000         593,000
  Change in net unrealized
    investment gains/losses                     --             --     $(3,308,000)              --      (3,308,000)
Balance at December 31, 1994             2,500,000     48,104,000      (3,308,000)         593,000      47,889,000
  Contribution from parent                      --      5,000,000              --               --       5,000,000
  Net income for 1995                           --             --              --        1,271,000       1,271,000
  Change in net unrealized
    investment gains/losses                     --             --      16,497,000               --      16,497,000
                                       ------------------------------------------------------------------------------
Balance at December 31, 1995             2,500,000     53,104,000      13,189,000        1,864,000      70,657,000
  Net income for 1996                           --             --              --        1,604,000       1,604,000
  Change in net unrealized
    investment gains/losses                     --             --      (5,865,000)              --      (5,865,000)
                                       ------------------------------------------------------------------------------

Balance at December 31, 1996            $2,500,000    $53,104,000     $ 7,324,000       $3,468,000     $66,396,000
                                       ==============================================================================

See accompanying notes.

                      First Variable Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                                          Period from
                                                                                   September 22, 1994 (date
                                                                                     operations acquired)
                                                         Year ended December 31            through
                                                          1996           1995         December 31, 1994
                                                      -----------------------------------------------------
Operating activities
Net income                                            $  1,604,000   $  1,271,000       $    593,000
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Adjustments related to interest-sensitive
       products:
         Annuity benefits                               16,336,000     16,694,000          4,038,000
         Annuity product charges                        (2,408,000)    (1,786,000)          (344,000)
   Realized gains on investments                          (972,000)      (900,000)          (541,000)
   Policy acquisition costs deferred                    (2,800,000)    (3,693,000)          (693,000)
   Amortization of deferred policy acquisition costs
                                                           360,000        132,000              8,000
   Provision for depreciation and other amortization
                                                           524,000        481,000            243,000
   Provision for deferred income taxes                     836,000        666,000            135,000
   Other                                                (1,949,000)    (6,765,000)         1,724,000
                                                      -----------------------------------------------------
Net cash provided by operating activities               11,531,000      6,100,000          5,163,000

Investing activities
Sale, maturity or repayment of investments:
     Fixed maturities--available-for-sale               21,770,000     19,378,000          5,554,000
     Equity securities                                        --        1,807,000               --
                                                      -----------------------------------------------------
                                                        21,770,000     21,185,000          5,554,000
Acquisition of investments:
   Fixed maturities--available-for-sale                 (7,517,000)   (74,567,000)       (29,543,000)
   Equity securities                                          --       (1,500,000)              --
   Other                                                   (94,000)          --                 --
                                                      -----------------------------------------------------
                                                        (7,611,000)   (76,067,000)       (29,543,000)

Other                                                     (193,000)      (252,000)           (81,000)
                                                      -----------------------------------------------------
Net cash provided (used) by investing activities
                                                        13,966,000    (55,134,000)       (24,070,000)

                      First Variable Life Insurance Company

                                                                                        Period from
                                                                                  September 22, 1994 (date
                                                                                    operations acquired)
                                                        Year ended December 31            through
                                                          1996           1995        December 31, 1994
                                                      ----------------------------------------------------
Financing activities
Receipts from interest-sensitive products credited
   to policyholder account balances                   $ 58,175,000   $ 67,063,000       $ 14,153,000
Return of policyholder account balances on
   interest-sensitive products                         (86,824,000)   (72,196,000)       (16,285,000)
Contribution from parent                                      --        5,000,000         75,791,000
                                                      ----------------------------------------------------
Net cash provided (used) by financing activities
                                                       (28,649,000)      (133,000)        73,659,000
                                                      ----------------------------------------------------
Net increase (decrease) in cash and cash equivalents
                                                        (3,152,000)   (49,167,000)        54,752,000

Cash and cash equivalents at beginning of period
                                                         5,585,000     54,752,000               --
                                                      ----------------------------------------------------

Cash and cash equivalents at end of period            $  2,433,000   $  5,585,000       $ 54,752,000
                                                      ====================================================

See accompanying notes.

                      First Variable Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 1996

1.  Significant Accounting Policies

Organization and Nature of Business

First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly-owned subsidiary of Irish Life of North America, Inc. (ILoNA), which is owned by Irish Life, plc (Irish Life) of Dublin, Ireland. The Company is licensed in 49 states and sells variable and fixed annuity products through regional wholesalers and insurance brokers.

On September 22, 1994, ILoNA purchased the Company for $49,514,000 plus expenses of $1,090,000. The financial statements presented herein represent operations since the date of purchase.

Consolidation

The consolidated financial statements include the Company and its wholly-owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

Investments

Fixed Maturities and Equity Securities

Fixed-maturity securities (bonds) may be categorized as "available-for-sale," "held for investment" or "trading." Fixed-maturity securities which may be sold are designated as "available-for-sale." Available-for-sale securities are reported at market value, and unrealized gains and losses on these securities are included directly in stockholder's equity, net of certain adjustments (see
Note 3). Fixed-maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held-for-investment." Held-for-investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Securities that are bought and held principally for the purpose of selling them in the near term are designated as "trading securities." Unrealized gains and losses on trading securities are included in current earnings. At December 31, 1996 and 1995, all of the Company's fixed-maturity securities are designated as available-for-sale, although the Company is not precluded from designating fixed-maturity securities as held-for-investment or trading at some future date.

                      First Variable Life Insurance Company

1.  Significant Accounting Policies (continued)

Premiums and discounts on investments are amortized/accrued using methods which result in a constant yield over the securities' expected lives.
Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity securities (common stocks) are reported at market. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity.

Realized Gains and Losses on Investments

The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments. If the Company expects that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Deferred Policy Acquisition Costs and Value of Insurance in Force Acquired

To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILoNA. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrues on the current unamortized balance at 7%.

                      First Variable Life Insurance Company

1.  Significant Accounting Policies (continued)

These costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Property and Equipment

Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

Goodwill

Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Goodwill is being amortized on a straight-line basis over a period of twenty years.

The carrying value of goodwill is regularly reviewed for indicators of impairment in value which, in the view of management, are other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company assesses the fair value of the underlying business and reduces goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such writedowns during the periods ended December 31, 1996, 1995 or 1994.

Future Policy Benefits

Future policy benefit reserves for annuity products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 4.5% to 6.5% in 1996, 4.5% to 6.8% in 1995 and 5.0% to 7.0% in 1994.

Deferred Income Taxes

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

                      First Variable Life Insurance Company

1.  Significant Accounting Policies (continued)

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

Recognition of Premium Revenues and Costs

Revenues for annuity products consist of policy charges for the cost of insurance, administration charges and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Approximately 22%, 49% and 0% of the direct business written (as measured by premiums received) during the periods ended December 31, 1996, 1995 and 1994, respectively, were written through one wholesaler. The Company's management believes that other broker/dealers could generate the same level of sales on comparable terms. Direct premiums are not concentrated in any geographical area.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

                      First Variable Life Insurance Company

2.  Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Fixed-Maturity Securities: Fair values for fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

      Equity Securities: The fair values for equity securities are based on quoted market prices.

      Other Invested Assets and Cash and Cash Equivalents: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

      Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

                      First Variable Life Insurance Company

2.  Fair Values of Financial Instruments (continued)

      Future Policy Benefits and Supplementary Contracts Without Life
      Contingencies: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the cost the Company would incur to extinguish the liability; i.e., the cash surrender value.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 at December 31, 1996 and 1995:

                                                   1996                                        1995
                                   ------------------ ------------------       ------------------- ------------------
                                       Carrying                                     Carrying
                                         Value           Fair Value                  Value            Fair Value
                                   ------------------ ------------------       ------------------- ------------------
Assets
Fixed maturities--
   available-for-sale                  $294,195,000       $294,195,000            $319,589,000         $319,589,000
Equity securities                           691,000            691,000                 322,000              322,000
Other invested assets                        94,000             94,000                      --                   --
Cash and cash equivalents                 2,433,000          2,433,000               5,585,000            5,585,000
Assets held in separate accounts
                                        176,306,000        176,306,000             132,176,000          132,176,000

Liabilities
Future policy benefits for
   annuity products                     239,509,000        239,562,000             255,694,000          251,669,000
Supplementary contracts without
   life contingencies
                                         21,008,000         21,008,000              19,543,000           19,543,000
Liabilities related to separate
   accounts                             176,306,000        176,306,000             132,176,000          132,176,000

                      First Variable Life Insurance Company

3.  Investment Operations

Fixed Maturities and Equity Securities

The following tables contain amortized cost and market value information on fixed maturities (bonds) and equity securities (common stocks) at December 31, 1996 and 1995:

                                                          Gross            Gross
                                      Amortized      Unrealized Gains   Unrealized     Estimated Market
                                         Cost                             Losses             Value
                                  ------------------------------------------------------------------------
December 31, 1996
Fixed maturities--available-
  for-sale:
     United States Government
       and agencies:
         Mortgage and asset-
           backed securities          $  25,641,000    $  1,315,000     $   (105,000)     $  26,851,000
         Other                           22,483,000       1,109,000          (20,000)        23,572,000
     State, municipal and other
       governments                        3,994,000         270,000               --          4,264,000
     Public utilities                    81,053,000       6,224,000          (44,000)        87,233,000
     Industrial and
       miscellaneous                    145,134,000       7,406,000         (265,000)       152,275,000
                                  ------------------------------------------------------------------------
Total fixed maturities--
   available-for-sale                 $ 278,305,000    $ 16,324,000     $   (434,000)     $ 294,195,000
                                  ========================================================================

Equity securities                     $     684,000    $      7,000     $         --      $     691,000
                                  ========================================================================

December 31, 1995
Fixed maturities--available-for-
  sale:
     United States Government
       and agencies:
         Mortgage and asset-
           backed securities          $  27,766,000    $  2,465,000      $  (333,000)     $  29,898,000
         Other                           33,823,000       2,937,000          (63,000)        36,697,000
     State, municipal and other
       governments                               --              --               --                 --
     Public utilities                    89,454,000      11,691,000         (698,000)       100,447,000
     Industrial and miscellaneous
                                        139,900,000      12,700,000          (53,000)       152,547,000
                                  ------------------------------------------------------------------------
Total fixed
   maturities--available-for-sale     $ 290,943,000    $ 29,793,000      $(1,147,000)     $ 319,589,000
                                  ========================================================================

Equity securities                     $     684,000    $         --      $  (362,000)     $     322,000
                                  ========================================================================

                      First Variable Life Insurance Company

3.  Investment Operations (continued)

The amortized cost and estimated market value of the Company's portfolio of fixed-maturity securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Estimated
                                             Amortized              Market
                                                Cost                Value
                                            -----------------------------------

Due in one year or less                       $  1,011,000       $  1,019,000
Due after one year through five years           65,683,000         67,758,000
Due after five years through ten years         102,261,000        107,206,000
Due after ten years                             83,709,000         91,361,000
Mortgage and asset-backed securities            25,641,000         26,851,000
                                            -----------------------------------

                                              $278,305,000       $294,195,000
                                            ===================================

The unrealized appreciation or depreciation on fixed-maturity and equity securities available-for-sale is reported as a separate component of stockholder's equity, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized and a provision for deferred income taxes. Net unrealized investment gains (losses) as reported were comprised of the following:

                                                            December 31
                                                       1996            1995
                                                  ------------------------------

Unrealized appreciation on fixed-maturity and
  equity securities available-for-sale            $  15,897,000   $  28,284,000
Adjustments for assumed changes in amortization
  pattern of:
  Deferred policy acquisition costs                  (1,200,000)     (1,200,000)
  Value of insurance in force acquired               (3,600,000)     (7,100,000)
Provision for deferred income taxes (benefit)        (3,773,000)     (6,795,000)
                                                  ------------------------------

Net unrealized investment gains                   $   7,324,000   $  13,189,000
                                                  ==============================

                      First Variable Life Insurance Company

3.  Investment Operations (continued)

Net Investment Income

Components of net investment income are as follows:

                                                                  Period from
                                                              September 22, 1994
                                                               (date operations
                                    Year ended December 31    acquired) through
                                    1996            1995      December 31, 1994
                                ------------------------------------------------
Income from:
  Fixed maturities--available-
    for-sale                    $ 23,364,000     $22,635,000      $ 4,713,000
  Cash and cash equivalents          288,000       1,051,000          667,000
                                ------------------------------------------------
                                  23,652,000      23,686,000        5,380,000

Less investment expenses            (194,000)       (221,000)         (62,000)
                                ------------------------------------------------

Net investment income           $ 23,458,000     $23,465,000      $ 5,318,000
                                ================================================

Realized and Unrealized Gains and Losses

Realized gains (losses) and the change in unrealized appreciation/depreciation on investments are summarized below:

                                                                  Period from
                                                              September 22, 1994
                                                               (date operations
                                     Year ended December 31    acquired) through
                                    1996            1995       December 31, 1994
                                 -----------------------------------------------
Realized
Fixed maturities--available-
  for-sale                       $    972,000    $   593,000       $   541,000
Equity securities                          --        307,000                --
                                 -----------------------------------------------

Realized gains on investments    $    972,000    $   900,000       $   541,000
                                 ===============================================

Unrealized
Fixed maturities--available-
  for-sale                       $(12,756,000)   $33,437,000       $(4,791,000)
Equity securities                     369,000       (133,000)         (229,000)
                                 -----------------------------------------------
Change in unrealized
   appreciation/depreciation of
   investments                   $(12,387,000)   $33,304,000       $(5,020,000)
                                 ===============================================

                      First Variable Life Insurance Company

3.  Investment Operations (continued)

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio (all classified as available-for-sale) for the periods ended December 31, 1996, 1995 and 1994 is as follows:

                                                  Gross         Gross
                                 Amortized       Realized      Realized
                                    Cost          Gains         Losses       Proceeds
                                -------------------------------------------------------
Year ended December 31, 1996
Scheduled principal repayments
  and calls                     $13,416,000    $   329,000   $   (8,000)   $ 13,737,000
Sales                             7,382,000        715,000      (64,000)      8,033,000
                                -------------------------------------------------------

Total                           $20,798,000    $ 1,044,000   $  (72,000)   $ 21,770,000
                                =======================================================

Year ended December 31, 1995
Scheduled principal repayments
  and calls                     $ 6,448,000    $   117,000   $  (38,000)   $  6,527,000
Sales                            12,337,000        635,000     (121,000)     12,851,000
                                -------------------------------------------------------

Total                           $18,785,000    $   752,000   $ (159,000)   $ 19,378,000
                                =======================================================

Period from September 22,
  1994 (date operations
  acquired) through December
  31, 1994
Scheduled principal repayments
  and calls                     $ 5,013,000    $   541,000           --    $  5,554,000
Sales                                    --             --           --              --
                                -------------------------------------------------------

Total                           $ 5,013,000    $   541,000           --    $  5,554,000
                                =======================================================

Income taxes during the periods ended December 31, 1996, 1995 and 1994 include a provision of $331,000, $306,000 and $184,000, respectively, for the tax effect of realized gains.

                      First Variable Life Insurance Company

3.  Investment Operations (continued)

Other

At December 31, 1996, fixed maturities with a carrying value of $8,500,000 were held on deposit with state agencies to meet regulatory requirements.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 31, 1996.

Concentrations of Credit Risk

The Company's investment in public utility bonds at December 31, 1996 represents 30% of total investments and 17% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company's investment policies and credit standards when purchased.

4.  Value of Insurance in Force Acquired

The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the periods ended December 31, 1996 and 1995 is as follows:

                                                  Year ended December 31
                                                    1996             1995
                                                -----------------------------
Excluding impact on net unrealized investment
  gains and losses:
    Balance at beginning of period               $23,833,000     $24,476,000
    Accretion of interest during the period        1,642,000       1,691,000
    Amortization of asset                         (2,381,000)     (2,334,000)
                                                -----------------------------
Balance prior to impact of net unrealized
  investment gains and losses                     23,094,000      23,833,000
Offset against net unrealized investment
  gains and losses                                (3,600,000)     (7,100,000)
                                                -----------------------------

Balance at end of period                         $19,494,000     $16,733,000
                                                =============================

                      First Variable Life Insurance Company

4.  Value of Insurance in Force Acquired (continued)

Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 1997--$1,008,000; 1998--$1,113,000; 1999--$1,280,000; 2000--$1,430,000 and 2001--$1,384,000.

5.  Federal Income Taxes

The Company and its subsidiaries each file separate federal income tax returns. Deferred income taxes have been established by the Company and its subsidiaries based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.

Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                                          Period from
                                                                       September 22, 1994
                                                                       (date operations
                                            Year ended December 31     acquired) through
                                              1996           1995      December 31, 1994
                                         -----------------------------------------------
Taxes provided in consolidated
  statements of income on income
  before income taxes-deferred           $    836,000    $   666,000     $    135,000
                                         -----------------------------------------------
                                              836,000        666,000          135,000

Taxes provided in consolidated
  statements of changes in
  stockholder's equity:
    Amounts attributable to change in
      net unrealized investment
      gains/losses during year--deferred   (3,022,000)     8,499,000       (1,704,000)
                                         -----------------------------------------------

                                         $ (2,186,000)   $ 9,165,000     $ (1,569,000)
                                         ===============================================

                      First Variable Life Insurance Company

5.  Federal Income Taxes (continued)

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate as follows:

                                                                       Period from
                                                                   September 22, 1994
                                                                    (date operations
                                        Year ended December 31      acquired) through
                                          1996            1995      December 31, 1994
                                      -----------------------------------------------
Income before income taxes            $ 2,440,000   $ 1,937,000        $  728,000
                                      ===============================================

Income tax at federal statutory rate
   (34%)                              $   830,000   $   659,000        $  248,000
Tax effect (decrease) of:
   Business meals and entertainment
                                            6,000         5,000             1,000
   Other                                       --         2,000          (114,000)
                                      -----------------------------------------------

Income tax expense                    $   836,000   $   666,000        $  135,000
                                      ===============================================

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1996 and 1995 is as follows:

                                                    December 31
                                             1996                 1995
                                         ---------------------------------
Deferred tax assets:
   Future policy benefits                $ 1,524,000        $   1,859,000
   Operating loss carryforwards            2,245,000            1,540,000
   Other                                      20,000                   --
                                         ---------------------------------
                                           3,789,000            3,399,000

Deferred tax liabilities:
   Fixed-maturity and equity securities
                                          (4,702,000)          (7,355,000)
   Deferred policy acquisition costs
                                          (1,908,000)          (1,248,000)
   Value of insurance in force acquired
                                          (2,453,000)          (2,280,000)
   Other                                    (368,000)            (342,000)
                                         ---------------------------------
                                          (9,431,000)         (11,225,000)
                                         ---------------------------------

Deferred income tax liability            $(5,642,000)       $  (7,826,000)
                                         =================================

                      First Variable Life Insurance Company

5.  Federal Income Taxes (continued)

The Company has federal net operating loss carryforwards reportable on its federal tax return aggregating $6,603,000 at December 31, 1996 which expire from 2009 to 2011.

6.  Retirement and Compensation Plans

Substantially all full-time employees of the Company are covered by a noncontributory defined benefit pension plan sponsored by ILoNA. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996, ILoNA adopted a nonqualified supplemental plan to provide benefits in excess of limitations established by the Internal Revenue Code. The Company records its required contributions as pension expense related to these plans. There were no material contributions to the plan during the periods ended December 31, 1996, 1995 or 1994.

Employees of the Company also are eligible to participate in a contributory defined contribution plan sponsored by ILoNA which is qualified under section 401(k) of the Internal Revenue Code. The plan covers substantially all full-time employees of the Company. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $9,500 in 1996) to the plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors of ILoNA. Pension expense related to this plan was $27,000, $24,000 and $2,000 for the periods ended December 31, 1996, 1995 and 1994, respectively.

The Company also has certain other benefit and incentive plans. These plans are considered immaterial to the consolidated financial statements.

7.  Stockholder's Equity

Common Stock Dividend

On December 14, 1994, the Company's Board of Directors authorized a 2/3-for-1 common stock dividend to increase the Company's capital stock to meet the minimum statutory capital requirement as mandated by certain states in which the Company does business. The additional $1,000,000 was transferred to capital stock from additional paid-in capital.

                      First Variable Life Insurance Company

7.  Stockholder's Equity (continued)

Statutory Limitations on Dividends

The ability of the Company to pay dividends to ILoNA is restricted because prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 1997, this annual limitation aggregates $3,300,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($33,300,000 at December 31, 1996) by which stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

Statutory Accounting Policies

The financial statements of the Company included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is designated as available-for-sale and carried at fair value rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves on certain annuity products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (d) deferred income taxes are provided for the differences between the financial statement and income tax bases of assets and liabilities; (e) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized as gains or losses in the consolidated statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (f) declines in the estimated realizable value of investments are charged to the consolidated statements of income for declines in value, when such declines in value are judged to be other than temporary rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (g) agents' balances and certain other assets designated as "nonadmitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for annuity products consist of policy charges for the cost of insurance, policy administration charges and surrender charges assessed rather than premiums received; (i) pension expense is

                      First Variable Life Insurance Company

7.  Stockholder's Equity (continued)

recognized in accordance with SFAS No. 87, Employers' Accounting for Pensions, rather than in accordance with rules and regulations permitted by the Employee Retirement Income Security Act of 1974; (j) the financial statements of subsidiaries are consolidated with those of the Company and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net loss for the Company, as determined in accordance with statutory accounting practices, was $1,507,000, $1,460,000 and $574,000 for the years ended December 31, 1996, 1995 and 1994, respectively. Total statutory capital and surplus was $33,096,000 at December 31, 1996 and $34,637,000 at December 31, 1995.

The National Association of Insurance Commissioners currently is in the process of codifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. That project, which is expected to be completed in 1997, will likely change, to some extent, statutory accounting practices. The codification may result in changes to the permitted or prescribed accounting practices that the Company uses to prepare its statutory-basis financial statements.

8.  Commitments and Contingencies

The Company leases its home office space and certain other equipment under operating leases which expire through 2001. During the periods ended December 31, 1996, 1995 and 1994, rent expense totaled $206,000, $419,000 and $81,000, respectively. At December 31, 1996, minimum rental payments due under all noncancelable operating leases with initial terms of one year or more are:

Year ending December 31:
  1997                                                 $   230,000
  1998                                                     230,000
  1999                                                     238,000
  2000                                                     241,000
  2001                                                      61,000
                                                       -----------

                                                       $ 1,000,000
                                                       ===========

                      First Variable Life Insurance Company

8.  Commitments and Contingencies (continued)

The Company is involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. Management and its legal counsel do not believe any of these claims will result in a material loss to the Company.

Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. However, the economy and other factors have caused a number of failures of substantially larger companies since that time. At December 31, 1996 and 1995, the Company has accrued $180,000 and $140,000, respectively, for guaranty fund assessments based on its historical experience and information available from those making guaranty fund assessments.

                                     PART C

                          FIRST VARIABLE ANNUITY FUND A

                                     PART C

ITEM 24. LIST OF ALL FINANCIAL STATEMENTS AND EXHIBITS


a)    Financial Statements

      The following financial statements of Fund A are contained in Part B hereof:

      1.    Report of Independent Auditors.

      2.    Statement of Assets and Contract Owners' Equity.

      3.    Statement of Operations.

      4.    Statements of Changes in Net Assets.

      5.    Notes to Financial Statements.

      The following financial statements of the Company are included in Part B hereof:

      1.    Report of Independent Auditors.

      2.    Consolidated Balance Sheets.

      3.    Consolidated Statements of Income.

      4.    Consolidated Statement of Changes in Stockholder's Equity

      5.    Consolidated Statements of Cash Flows.


      6.    Notes to Financial Statements.

(b)   Exhibits

      1. Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account*

      2.    Not Applicable


      3(a). Underwriting Agreement**

       (b). Broker-Dealer Agreement**

       (c). Form of Sales Agreement***


      4.    Individual Flexible Purchase Payment Deferred Variable Annuity
            Contract #

      5.    Application for Variable Annuity #

PART C
ITEM 24 (b) (continued)


      6(a). Articles of Incorporation of First Variable Life Insurance Company #
            #

       (b). By-laws of First Variable Life Insurance Company **


      7.    Not Applicable


      8(a). Form of Fund Participation Agreement with Variable Investors Series
            Trust ***

       (b). Form of Fund Participation Agreement with Federated Insurance Series
            ***


      9(a). Opinion and Consent of Arnold R. Bergman, Vice President - Legal,
            First Variable Life Insurance Company

       (b). Consent of Blazzard, Grodd & Hasenauer

      10.   Consent of Ernst & Young LLP, Independent Auditors

      11.   Not Applicable

      12.   Not Applicable

      13.   Calculation of Performance Information

      14.   Not Applicable

      ----------------------------------------

*     Incorporated by reference to the Registrant's Original Registration
      Statement.


**    Incorporated by reference to the Pre-Effective Amendment No. 1 to the Form
S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, as filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

***   Incorporated by reference to the Registrant's Post-Effective Amendment No.
29 to the Form N-4 Registration Statement (File Nos. 2-30164, 811-1680), as filed on or about April 22, 1987.

#     Incorporated by reference to the Registrant's Post-Effective Amendment No.
37 to the Form N-4 Registration Statement (File Nos. 2-30164, 811-1680), as filed on or about April 30, 1993.

##    Incorporated by reference to the Post-Effective Amendment No. 2 to the
Form N-4 Registration Statement of First Variable Life Insurance Company and First Variable Annuity Fund E, as filed electronically with the Securities and Exchange Commission on April 29, 1996 (File Nos. 33-86738, 811-4092).

###   Incorporated by reference to the Form N-4 Registration Statement of First
Variable Life Insurance Company and First Variable Annuity Fund E, as filed electronically with the Securities and Exchange Commission on September 14, 1996 (File Nos. 333-12197, 811-4092).


ITEM 25. OFFICERS AND DIRECTORS OF DEPOSITOR

The following are the Officers and Directors of the Company.

Name and Principal                     Positions and Offices with the
Business Address                       Depositor
----------------                       ---------

Ronald M. Butkiewicz                   Chairman and Director
2211 York Road, Suite 202

Oakbrook, IL  60521

Stephan M. Largent                     President and Director
10 Post Office Square
Boston, MA  02109

Michael J. Corey                       Director
401 East Host Drive
Lake Geneva, WI  53147

Michael R. Ferrari                     Director
25th & University Avenue
Des Moines, IA  50311

Stephen Shone                          Director
Lower Abbey Street
Dublin 1, Ireland

T. David Kingston                      Director
Lower Abbey Street
Dublin 1, Ireland

PART C
ITEM 25

Jeff S. Liebmann                       Director
1301 Avenue of the Americas
New York, NY  10019

Kenneth R. Meyer                       Director
200 South Wacker Drive, Suite 2100
Chicago, IL  60606


Philip R. O'Connor                     Director
111 West Washington, Suite 1247
Chicago, IL  60602


Norman A. Fair                         Director
2211 York Road, Suite 202
Oakbrook, IL  60521

 Thomas K. Neavins                     Director
2211 York Road, Suite 202
Oakbrook, IL  60521

Arnold R. Bergman                      Vice President - Legal & Administration
10 Post Office Square                  and Secretary
Boston, MA 02109

Martin Sheerin                         Vice President and Chief Actuary
10 Post Office Square
Boston, MA  02109


Deleted Paragraph

Thomas Simpson                         Vice President and Chief Marketing
10 Post Office Square                  Officer
Boston, MA 02109

Anthony J. Koenig, Jr.                 Vice President and Treasurer
10 Post Office Square
Boston, MA 02109

Constance Graves                       Assistant Vice President and Assistant
10 Post Office Square                  Controller
Boston, MA 02109

Mark Kelly                             Assistant Vice President and Assistant
10 Post Office Square                  Treasurer
Boston, MA 02109

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Registrant's Post-Effective Amendment No. 40 to Form N-4 as filed on April 26, 1995.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 1997, there were no Owners of Non-Qualified Contracts and 1,338 Owners of Qualified Contracts.


ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Art and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a) First Variable Capital Services, Inc. ("FVCS") is the principal underwriter for the Contracts and for the following investment companies:

First Variable Annuity Fund E
First Variable Life Insurance Company Separate Account VL

(b) The following persons are directors and officers of FVCS:


Name and Principal Business Address     Positions and Offices with Underwriter
-----------------------------------     --------------------------------------


Norman A. Fair                          Director
2211 York Road, Suite 202
Oakbrook, IL  60521

Stephan M. Largent                      President and Director
10 Post Office Square
Boston, MA  02109

Thomas Simpson                          Vice President and Director
10 Post Office Square
Boston, MA 02109

Arnold R. Bergman                        Secretary and Director
10 Post Office Square
Boston, MA 02109

Anthony Koenig, Jr.                     Vice President and Treasurer
10 Post Office Square
Boston, MA  02109

Constance Graves                        Assistant Treasurer
10 Post Office Square
Boston, MA 02109

Mark Kelly                              Assistant Treasurer
10 Post Office Square
Boston, MA  02109


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


      Anthony J. Koenig, Jr., and Arnold R. Bergman, who are located at 10 Post Office Square, 12th Floor, Boston, MA 02109, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity 1/31/95 may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written oral request.


(d) In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in this Registration Statement on Form N-4, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company.


                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant understanding of (1) the restriction on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts, on this 25th day of April, 1997.


                                       FIRST VARIABLE ANNUITY FUND A
                                       (Registrant)

                                 By:   FIRST VARIABLE LIFE INSURANCE COMPANY
                                       (Depositor)


                                 By:   s/Stephan M. Largent
                                       -----------------------------------------
                                       Stephan  M. Largent, President


                                       FIRST VARIABLE LIFE INSURANCE COMPANY
                                       (Depositor)


                                 By:   s/Stephan M. Largent
                                       -----------------------------------------
                                       Stephan M. Largent, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                        Title                           Date


Ronald M. Butkiewicz*            Chairman & Director             April 25, 1997
---------------------------
Ronald M. Butkiewicz


Michael J. Corey*                Director                        April 25, 1997
---------------------------
Michael J. Corey


Michael R. Ferrari*              Director                        April 25, 1997
---------------------------
Michael R. Ferrari


---------------------------      Director                        ---------------
Stephen Shone


s/Stephan M. Largent             President and Director          April 25, 1997
---------------------------
Stephan M. Largent


T. David Kingston*               Director                        April 25, 1997
---------------------------
T. David Kingston


Jeff S. Liebmann*                Director                        April 25, 1997
---------------------------
Jeff S. Liebmann


---------------------------      Director                        ---------------
Kenneth R. Meyer


Philip R. O'Connor*              Director                        April 25, 1997
---------------------------
Philip R. O'Connor


Norman A. Fair*                  Director                        April 25, 1997
---------------------------
Norman A. Fair


Thomas K. Neavins*               Director                        April 25, 1997
---------------------------
Thomas K. Neavins


s/Anthony J. Koenig, Jr.         Vice President and Treasurer    April 25, 1997
---------------------------
Anthony J. Koenig, Jr.


                                   *By Power of Attorney
                                    s/Arnold R. Bergman
                                    --------------------
                                    Arnold R. Bergman

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Ronald M. Butkiewicz, a Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:



/S/ MARTIN SHEERIN                          /S/ RONALD M. BUTKIEWICZ
------------------------                    ------------------------------

                                            Ronald M. Butkiewicz

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Michael J. Corey, a Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:


/S/ MARTIN SHEERIN                          /S/ MICHAEL J. COREY
------------------------                    ------------------------------

                                            Michael J. Corey

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Norman A. Fair, Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 24th day of April, 1996

WITNESS:



/S/ THOMAS K. NEAVINS                       /S/ NORMAN A. FAIR
------------------------                    ------------------------------

                                            Norman A. Fair

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Michael R. Ferrari, a Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 18th day of November, 1996

WITNESS:



/S/ MICHAEL R. FRIEDBERG                    /S/ MICHAEL R. FERRARI
------------------------                    ------------------------------

                                            Michael R. Ferrari

                           LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, T. David Kingston, a Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:



/S/ MARTIN SHEERIN                          /S/ T. DAVID KINGSTON
------------------------                    ------------------------------

                                            T. David Kingston

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Jeff S. Liebmann, Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:



/S/ MICHAEL R. FRIEDBERG                    /S/ JEFF S. LIEBMANN
------------------------                    ------------------------------

                                            Jeff S. Liebmann

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Thomas K. Neavins, Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:



/S/ MARTIN SHEERIN                          /S/ THOMAS K. NEAVINS
------------------------                    ------------------------------

                                            Thomas K. Neavins

                            LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that I, Philip R. O' Connor, Director of First Variable Life Insurance Company, a corporation duly organized under the laws of the State of Arkansas, do hereby appoint, Stephan Largent and Arnold R. Bergman, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

      WITNESS my hand this 15th day of May, 1996

WITNESS:



/S/ MICHAEL R. FRIEDBERG                    /S/ PHILIP R. O'CONNOR
------------------------                    ------------------------------

                                            Philip R. O'Connor

                                INDEX TO EXHIBITS

Exhibit No.
-----------

EX-99.B9(a)            Opinion and Consent of Arnold R. Bergman, Vice
                       President-Legal, First Variable Life Insurance Company

EX-99.B9(b)            Consent of Blazzard, Grodd & Hasenauer, P.C.

EX-99.B10.             Consent of Ernst & Young LLP, Independent Auditors

EX-99.B13.             Calculation of Performance Information